                           METLIFE ACCESS PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes METLIFE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the Contract) issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:





AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                     MET INVESTORS SERIES TRUST
  American Funds Global Growth Fund                              Batterymarch Mid-Cap Stock Portfolio -- Class A
  American Funds Growth Fund                                     BlackRock High Yield Portfolio -- Class A
  American Funds Growth-Income Fund                              BlackRock Large-Cap Core Portfolio -- Class E
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES               Harris Oakmark International Portfolio -- Class A
  Dreyfus Variable Investment Fund Appreciation Portfolio        Janus Forty Portfolio -- Class A
  Dreyfus Variable Investment Fund Developing Leaders            Legg Mason Partners Managed Assets Portfolio -- Class A
     Portfolio                                                   Lord Abbett Bond Debenture Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2       Lord Abbett Growth and Income Portfolio -- Class B
  VIP Contrafund(R) Portfolio                                    Lord Abbett Mid-Cap Value Portfolio -- Class B
  VIP Dynamic Capital Appreciation Portfolio                     Met/AIM Capital Appreciation Portfolio -- Class A
  VIP Mid Cap Portfolio                                          MFS(R) Value Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS                   Neuberger Berman Real Estate Portfolio -- Class A
  TRUST -- CLASS 2                                               PIMCO Inflation Protected Bond Portfolio -- Class A
  Templeton Developing Markets Securities Fund                   Pioneer Fund Portfolio -- Class A
  Templeton Foreign Securities Fund                              Pioneer Strategic Income Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES                             Third Avenue Small Cap Value Portfolio -- Class B
  Global Technology Portfolio                                  METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                        BlackRock Aggressive Growth Portfolio -- Class D
  Legg Mason Partners Variable Aggressive Growth                 BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class I                                        BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Appreciation                      FI Large Cap Portfolio -- Class A
     Portfolio -- Class I                                        FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Equity Index                      MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class II                                       Oppenheimer Global Equity Portfolio -- Class B
  Legg Mason Partners Variable Fundamental Value                 T. Rowe Price Large Cap Growth Portfolio -- Class B
     Portfolio -- Class I                                        Western Asset Management U.S. Government
  Legg Mason Partners Variable Investors Portfolio -- Class         Portfolio -- Class A
     I                                                         PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Large Cap Growth                  Total Return Portfolio
     Portfolio -- Class I                                      VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Small Cap Growth                  Comstock Portfolio
     Portfolio -- Class I
  Legg Mason Partners Variable Social Awareness Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Adjustable Rate Income
     Portfolio




-------

      Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C Additional Information Regarding the Underlying Funds."

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS




Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     11
The Annuity Contract....................     11
  Contract Owner Inquiries..............     11
  Purchase Payments.....................     12
  Accumulation Units....................     12
  The Variable Funding Options..........     12
Fixed Account...........................     18
Charges and Deductions..................     18
  General...............................     18
  Administrative Charges................     19
  Mortality and Expense Risk Charge.....     19
  Variable Funding Option Expenses......     19
  Premium Tax...........................     19
  Changes in Taxes Based Upon Premium or
     Value..............................     20
Transfers...............................     20
  Market Timing/Excessive Trading.......     20
  Dollar Cost Averaging.................     22
Access to Your Money....................     23
  Systematic Withdrawals................     23
  Loans.................................     23
Ownership Provisions....................     24
  Types of Ownership....................     24
     Contract Owner.....................     24
     Beneficiary........................     24
     Annuitant..........................     24
Death Benefit...........................     25
  Death Proceeds before the Maturity
     Date...............................     25
  Payment of Proceeds...................     25
  Beneficiary Contract Continuance......     27
  Planned Death Benefit.................     27
  Death Proceeds after the Maturity
     Date...............................     28
The Annuity Period......................     28
  Maturity Date.........................     28
  Allocation of Annuity.................     28
  Variable Annuity......................     28
  Fixed Annuity.........................     29
Payment Options.........................     29
  Election of Options...................     29
  Annuity Options.......................     29
  Variable Liquidity Benefit............     30
Miscellaneous Contract Provisions.......     30
  Right to Return.......................     30
  Termination...........................     30
  Required Reports......................     31
  Suspension of Payments................     31
The Separate Accounts...................     31
  Performance Information...............     32
Federal Tax Considerations..............     32
  General Taxation of Annuities.........     32
  Types of Contracts: Qualified and Non-
     qualified..........................     33
  Qualified Annuity Contracts...........     33
     Taxation of Qualified Annuity
       Contracts........................     33
     Mandatory Distributions for
       Qualified Plans..................     33
  Individual Retirement Annuities.......     34
  Roth IRAs.............................     34
  TSAs (ERISA and non-ERISA)............     35
  Non-qualified Annuity Contracts.......     37
  Diversification Requirements for
     Variable Annuities.................     38
  Ownership of the Investments..........     38
  Taxation of Death Benefit Proceeds....     38
  Other Tax Considerations..............     38
     Treatment of Charges for Optional
       Benefits.........................     38
     Puerto Rico Tax Considerations.....     39
     Non-Resident Aliens................     39
  Tax Credits and Deductions............     39
Other Information.......................     39
  The Insurance Companies...............     39
  Financial Statements..................     39
  Distribution of Variable Annuity
     Contracts..........................     40
  Conformity with State and Federal
     Laws...............................     41
  Voting Rights.........................     41
  Restrictions on Financial
     Transactions.......................     41
  Legal Proceedings.....................     41
Appendix A: Condensed Financial
  Information for MetLife of CT Fund ABD
  for Variable Annuities................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Fund ABD
  II for Variable Annuities.............    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                             METLIFE ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

The Contract is no longer available for sale.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

- SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - BENEFICIARY CONTRACT CONTINUANCE . If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid in a lump sum to the beneficiary.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)



Mortality & Expense Risk Charge.............................................    1.25%(2)
Administrative Expense Charge...............................................    0.15%
  Total Annual Separate Account Charges.....................................    1.40%


---------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)   We are waiving the following amounts of the Mortality & Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following
      Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio -- Class A; 0.87% for the Subaccount investing in the Lord Abbett Growth and Income
      Portfolio -- Class B; 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; and 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1), and
  other expenses)                                                         0.38%      1.72%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                 DISTRIBUTION                TOTAL     CONTRACTUAL FEE
                                                    AND/OR                   ANNUAL         WAIVER       NET TOTAL ANNUAL
                                    MANAGEMENT      SERVICE       OTHER    OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                        FEE      (12B-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT        EXPENSES*
----------------                    ----------   ------------   --------   ---------   ---------------   ----------------


AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 2
  American Funds Global Growth
     Fund.........................  0.55%        0.25%          0.03%      0.83%       --                0.83%
  American Funds Growth Fund......  0.32%        0.25%          0.02%      0.59%       --                0.59%
  American Funds Growth-Income
     Fund.........................  0.27%        0.25%          0.01%      0.53%       --                0.53%

                                                 DISTRIBUTION                TOTAL     CONTRACTUAL FEE
                                                    AND/OR                   ANNUAL         WAIVER       NET TOTAL ANNUAL
                                    MANAGEMENT      SERVICE       OTHER    OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                        FEE      (12B-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT        EXPENSES*
----------------                    ----------   ------------   --------   ---------   ---------------   ----------------

DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Dreyfus Variable Investment Fund
     Appreciation Portfolio.......  0.75%        --             0.07%      0.82%       --                0.82%
  Dreyfus Variable Investment Fund
     Developing Leaders
     Portfolio....................  0.75%        --             0.09%      0.84%       --                0.84%(2)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  VIP Contrafund(R) Portfolio.....  0.57%        0.25%          0.09%      0.91%       --                0.91%
  VIP Dynamic Capital Appreciation
     Portfolio....................  0.56%        0.25%          0.24%      1.05%       --                1.05%
  VIP Mid Cap Portfolio...........  0.57%        0.25%          0.11%      0.93%       --                0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund..............  1.23%        0.25%          0.24%      1.72%       --                1.72%
  Templeton Foreign Securities
     Fund.........................  0.63%        0.25%          0.18%      1.06%       0.03%             1.03%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio+...................  0.64%        0.25%          0.46%      1.35%       --                1.35%
  Global Technology Portfolio.....  0.64%        0.25%          0.21%      1.10%       --                1.10%(2)
  Worldwide Growth Portfolio+.....  0.60%        0.25%          0.05%      0.90%       --                0.90%(3)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++.......  0.75%        --             0.02%      0.77%       --                0.77%
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I.........  0.70%        --             0.02%      0.72%       --                0.72%(4)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II........  0.31%        0.25%          0.03%      0.59%       --                0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I.........  0.75%        --             0.02%      0.77%       --                0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I............................  0.65%        --             0.07%      0.72%       --                0.72%
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++.......  0.75%        --             0.04%      0.79%       --                0.79%
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I.........  0.75%        --             0.21%      0.96%       --                0.96%
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++..................  0.66%        --             0.12%      0.78%       --                0.78%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++..................  0.55%        0.25%          0.22%      1.02%       --                1.02%
MET INVESTORS SERIES TRUST(5)
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A.........  0.70%        --             0.11%      0.81%       --                0.81%(6)
  BlackRock High Yield
     Portfolio -- Class A.........  0.60%        --             0.32%      0.92%       --                0.92%(6,7)
  BlackRock Large-Cap Core
     Portfolio -- Class E.........  0.63%        0.15%          0.22%      1.00%       --                1.00%(6,7,8)
  Harris Oakmark International
     Portfolio -- Class A.........  0.78%        --             0.13%      0.91%       --                0.91%
  Janus Forty Portfolio -- Class
     A............................  0.65%        --             0.06%      0.71%       --                0.71%(6)
  Legg Mason Partners Managed
     Assets Portfolio -- Class A..  0.50%        --             0.11%      0.61%       --                0.61%(6)
  Lord Abbett Bond Debenture
     Portfolio -- Class A.........  0.50%        --             0.04%      0.54%       --                0.54%

                                                 DISTRIBUTION                TOTAL     CONTRACTUAL FEE
                                                    AND/OR                   ANNUAL         WAIVER       NET TOTAL ANNUAL
                                    MANAGEMENT      SERVICE       OTHER    OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                        FEE      (12B-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT        EXPENSES*
----------------                    ----------   ------------   --------   ---------   ---------------   ----------------

  Lord Abbett Growth and Income
     Portfolio -- Class B.........  0.50%        0.25%          0.03%      0.78%       --                0.78%
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B.........  0.68%        0.25%          0.07%      1.00%       --                1.00%
  Met/AIM Capital Appreciation
     Portfolio -- Class A.........  0.77%        --             0.09%      0.86%       --                0.86%(6,7,9)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+........  1.04%        --             0.29%      1.33%       0.03%             1.30%(10)
  MFS(R) Research International
     Portfolio -- Class B+........  0.72%        0.25%          0.14%      1.11%       --                1.11%
  MFS(R) Value Portfolio -- Class
     A............................  0.73%        --             0.23%      0.96%       --                0.96%(6,7)
  Neuberger Berman Real Estate
     Portfolio -- Class A.........  0.64%        --             0.04%      0.68%       --                0.68%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A.........  0.50%        --             0.05%      0.55%       --                0.55%
  Pioneer Fund Portfolio -- Class
     A............................  0.75%        --             0.30%      1.05%       0.05%             1.00%(6,11)
  Pioneer Strategic Income
     Portfolio -- Class A.........  0.70%        --             0.12%      0.82%       --                0.82%(6,7,9)
  Third Avenue Small Cap Value
     Portfolio -- Class B.........  0.74%        0.25%          0.04%      1.03%       --                1.03%
METROPOLITAN SERIES FUND, INC.(12)
  BlackRock Aggressive Growth
     Portfolio -- Class D.........  0.72%        0.10%          0.06%      0.88%       --                0.88%
  BlackRock Bond Income
     Portfolio -- Class A.........  0.39%        --             0.07%      0.46%       0.01%             0.45%(13)
  BlackRock Money Market
     Portfolio -- Class A.........  0.34%        --             0.04%      0.38%       0.01%             0.37%(14)
  Capital Guardian U.S. Equity
     Portfolio -- Class A+........  0.66%        --             0.06%      0.72%       --                0.72%
  FI Large Cap Portfolio -- Class
     A............................  0.78%        --             0.06%      0.84%       --                0.84%(15)
  FI Value Leaders
     Portfolio -- Class D.........  0.64%        0.10%          0.07%      0.81%       --                0.81%
  MFS(R) Total Return
     Portfolio -- Class F.........  0.53%        0.20%          0.05%      0.78%       --                0.78%(15)
  Oppenheimer Global Equity
     Portfolio -- Class B.........  0.53%        0.25%          0.09%      0.87%       --                0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B.........  0.60%        0.25%          0.08%      0.93%       --                0.93%
  Western Asset Management U.S.
     Government Portfolio -- Class
     A............................  0.50%        --             0.07%      0.57%       --                0.57%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio..........  0.25%        --             0.40%      0.65%       --                0.65%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth
     Fund+........................  0.70%        0.25%          0.55%      1.50%       --                1.50%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio..............  0.56%        0.25%          0.03%      0.84%       --                0.84%
  Enterprise Portfolio+...........  0.50%        0.25%          0.18%      0.93%       --                0.93%


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on contract issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.
(1) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
(2) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(3) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
(4) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(5) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(6) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(7) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(8) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.
(9) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(10) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.
(11) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%, excluding 12b-1 fees.
(12) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(15) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLES

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value and are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE


                                               IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                     END OF PERIOD SHOWN:             ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          ------------------------------------------  --------------------------------------
FUNDING OPTION                               1 YEAR      3 YEARS   5 YEARS  10 YEARS   1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------------                            ------------  --------  --------  --------  --------  --------  --------  --------



Underlying Fund with Minimum Total
Annual Operating Expenses...............      $185        $571       $982    $2,127     $185      $571       $982    $2,127
Underlying Fund with Maximum Total
Annual Operating Expenses...............      $319        $972     $1,649    $3,446     $319      $972     $1,649    $3,446

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

MetLife Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE
  SERIES -- CLASS 2
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund                          through stocks.                    Company
  American Funds Growth Fund       Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund                          and income.                        Company
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund Appreciation Portfolio   consistent with the preservation   Subadviser: Fayez Sarofim & Co.
                                   of capital.  Its secondary goal
                                   is current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund Developing Leaders
     Portfolio
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  VIP Contrafund(R) Portfolio      Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
  VIP Dynamic Capital              Seeks capital appreciation.        Fidelity Management & Research
     Appreciation Portfolio                                           Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  VIP Mid Cap Portfolio            Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund               appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund                                                             Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences Portfolio+  Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
  Global Technology Portfolio      Seeks long-term capital growth.    Janus Capital Management LLC
  Worldwide Growth Portfolio+      Seeks long-term growth of capital  Janus Capital Management LLC in a manner consistent with the
                                   preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Batterymarch
                                                                      Financial Management, Inc.
  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory LLC
     Portfolio  -- Class E                                            Subadviser: BlackRock Advisors,
                                                                      LLC
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadviser: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC;
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory LLC
     Portfolio -- Class B          and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuations in the market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory LLC
     Portfolio -- Class B          through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Capital
                                                                      Management, Inc.
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A+         capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B          and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio           Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund+                         capital.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio               Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Enterprise Portfolio+            Seeks capital appreciation         Van Kampen Asset Management
                                   through investments in securities
                                   believed by the portfolio's
                                   investment adviser to have above-
                                   average potential for capital
                                   appreciation.


-------

+ Not available under all Contracts. Availability depends on Contract issue date.

  Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C: Additional Information Regarding the Underlying Funds."

                                   FIXED ACCOUNT

  ------------------------------------------------------------------------------

  We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                              CHARGES AND DEDUCTIONS

  ------------------------------------------------------------------------------

  GENERAL

  We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     - administration of the annuity options available under the Contracts and

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative and

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the American Funds Global Growth Fund, the Dreyfus Variable Investment Fund Developing Leaders Portfolio, the Templeton Developing Markets Securities Fund, the Templeton Foreign Securities Fund, the Janus Aspen Global Technology Portfolio, the Legg Mason Partners Variable Small Cap Growth Portfolio, the BlackRock High Yield Portfolio, the Harris Oakmark International Portfolio, the Lord Abbett Bond Debenture Portfolio, the MFS Emerging Markets Equity Portfolio, the MFS Research International Portfolio, the Pioneer Strategic Income Portfolio, the Third Avenue Small Cap Value Portfolio, and the Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

American Funds Monitoring Policy. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may by imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account and/or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted:

     (1)  your Contract Value on the Death Report Date;

     (2)  the total Purchase Payments made under your Contract; or

     (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the Death Report Date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

     (1)  your Contract Value on the Death Report Date;

     (2)  the total Purchase Payments made under your Contract; or

     (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE   The surviving joint owner.     Unless the surviving joint     Yes
ANNUITANT)                                                   owner elects to continue the
                                                             Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------

                                                                     DISTRIBUTION
                                                                        AND/OR
                                       MANAGEMENT                       SERVICE                    OTHER
UNDERLYING FUND:                           FEE                       (12B-1) FEES                EXPENSES
----------------              ----------------------------   ----------------------------   ------------------
            TOTAL                    CONTRACTUAL FEE
           ANNUAL                        WAIVER                    NET TOTAL ANNUAL
          OPERATING                  AND/OR EXPENSE                    OPERATING
          EXPENSES                    REIMBURSEMENT                    EXPENSES*
----------------------------  ----------------------------   ----------------------------

JOINT OWNER (WHO IS THE       The beneficiary (ies), or if   Unless the                     Yes
ANNUITANT)                    none, to the surviving joint   beneficiary/surviving joint
                              owner.                         owner elects to continue the
                                                             Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   Unless the beneficiary         Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                              If the Contract Owner is not   Contract rather than receive
                              living, then to the            the lump sum distribution.
                              surviving joint owner. If
                              none, then to the Contract
                              Owner's estate.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner                                            Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


---------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and, for Non-qualified Contracts, the Annuitant's 75th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund ABD for Variable Annuities ("Fund ABD") and MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


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PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


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FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


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

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401 OR 403(b), INCLUDING IRA
OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008 and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


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

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amount attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 591/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to- trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.


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



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are attached.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution

Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are attached. The following table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.081          3,620,006

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00)...........................................  2006        0.696            0.731                 --
                                                     2005        0.668            0.696          5,434,277
                                                     2004        0.640            0.668          6,216,851
                                                     2003        0.519            0.640          6,961,089
                                                     2002        0.755            0.519          7,491,542
                                                     2001        0.875            0.755          7,280,717
                                                     2000        1.000            0.875          1,020,328

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00).................................  2006        0.642            0.629                 --
                                                     2005        0.567            0.642         12,264,209
                                                     2004        0.531            0.567         14,267,431
                                                     2003        0.436            0.531         15,968,585
                                                     2002        0.640            0.436         18,860,012
                                                     2001        0.786            0.640         21,249,041
                                                     2000        1.000            0.786          8,906,509

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.631            1.937            281,638
                                                     2005        1.450            1.631             67,409
                                                     2004        1.296            1.450             10,485
                                                     2003        1.000            1.296             15,821

  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.587            1.724            626,417
                                                     2005        1.385            1.587            423,497
                                                     2004        1.248            1.385             27,837
                                                     2003        1.000            1.248             78,806

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.423            1.617            958,152
                                                     2005        1.364            1.423            916,975
                                                     2004        1.253            1.364            759,848
                                                     2003        1.000            1.253            323,713

Capital Appreciation Fund
  Capital Appreciation Fund (4/97).................  2006        2.174            2.153                 --
                                                     2005        1.865            2.174         20,519,771
                                                     2004        1.583            1.865         23,444,034
                                                     2003        1.285            1.583         26,729,382
                                                     2002        1.739            1.285         30,628,302
                                                     2001        2.387            1.739         37,797,218
                                                     2000        3.098            2.387         37,804,248
                                                     1999        2.046            3.098         25,971,911
                                                     1998        1.283            2.046         10,561,314
                                                     1997        1.032            1.283            870,525

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98)...........................................  2006        1.507            1.970          2,486,413
                                                     2005        1.195            1.507          2,014,405
                                                     2004        0.970            1.195          1,952,627
                                                     2003        0.688            0.970          2,025,657
                                                     2002        0.789            0.688          2,659,824
                                                     2001        0.886            0.789          2,463,748
                                                     2000        1.313            0.886          2,477,705
                                                     1999        0.734            1.313            892,012
                                                     1998        1.000            0.734            223,688

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98)...........................................  2006        2.244            2.934                 --
                                                     2005        2.123            2.244          4,181,107
                                                     2004        1.639            2.123          4,852,394
                                                     2003        1.240            1.639          4,631,163
                                                     2002        1.203            1.240          4,187,869
                                                     2001        1.121            1.203          1,959,474
                                                     2000        0.866            1.121            732,010
                                                     1999        0.901            0.866            357,910
                                                     1998        1.000            0.901             96,983

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98)...................................  2006        1.121            1.287          6,574,218
                                                     2005        1.089            1.121          7,798,581
                                                     2004        1.051            1.089          9,090,416
                                                     2003        0.880            1.051         10,276,258
                                                     2002        1.071            0.880         10,947,330
                                                     2001        1.198            1.071         11,107,345
                                                     2000        1.223            1.198         10,147,802
                                                     1999        1.112            1.223          7,840,789
                                                     1998        1.000            1.112          2,937,245

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (5/98)..........................  2006        1.298            1.328          9,802,317
                                                     2005        1.244            1.298         11,125,651
                                                     2004        1.133            1.244         12,500,426
                                                     2003        0.872            1.133         13,746,841
                                                     2002        1.094            0.872         13,477,877
                                                     2001        1.182            1.094         11,594,005
                                                     2000        1.058            1.182          6,798,006
                                                     1999        0.871            1.058          3,387,052
                                                     1998        1.000            0.871          1,435,805

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.315            1.431                 --
                                                     2005        1.210            1.315             55,019
                                                     2004        1.074            1.210              1,000
                                                     2003        1.000            1.074              1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.312            1.463                 --
                                                     2005        1.208            1.312              8,120
                                                     2004        1.068            1.208              1,000
                                                     2003        1.000            1.068              1,000

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.262            1.474                 --
                                                     2005        1.158            1.262            428,090
                                                     2004        1.043            1.158            372,994
                                                     2003        0.845            1.043            322,440
                                                     2002        1.000            0.845            177,623

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.238            2.826            209,934
                                                     2005        1.781            2.238            444,083
                                                     2004        1.448            1.781             52,098
                                                     2003        1.000            1.448              1,000

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04).................................  2006        1.251            1.499            207,032
                                                     2005        1.152            1.251            239,442
                                                     2004        1.000            1.152             22,145

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.267            1.522                 --
                                                     2005        1.180            1.267            566,278
                                                     2004        1.032            1.180            345,139
                                                     2003        0.792            1.032            217,709
                                                     2002        1.000            0.792            191,381

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.069            1.094                 --
                                                     2005        1.070            1.069             85,854
                                                     2004        1.000            1.070              1,000

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)...........................................  2006        1.066            1.102                 --
                                                     2005        1.004            1.066         10,647,659
                                                     2004        0.941            1.004         12,240,173
                                                     2003        0.839            0.941         14,072,516
                                                     2002        0.911            0.839         14,830,766
                                                     2001        0.972            0.911         13,475,207
                                                     2000        1.000            0.972          4,934,773

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)..........................  2006        1.004            1.053          2,705,676
                                                     2005        0.907            1.004          3,155,118
                                                     2004        0.805            0.907          3,476,009
                                                     2003        0.647            0.805          3,630,574
                                                     2002        0.931            0.647          3,729,488
                                                     2001        1.135            0.931          4,102,883
                                                     2000        1.000            1.135          1,951,454

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)...................................  2006        0.381            0.405          7,215,772
                                                     2005        0.346            0.381          7,921,106
                                                     2004        0.349            0.346         10,149,731
                                                     2003        0.242            0.349         10,039,692
                                                     2002        0.415            0.242         11,940,339
                                                     2001        0.672            0.415         10,706,223
                                                     2000        1.000            0.672          5,661,986

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.584            0.679          9,300,854
                                                     2005        0.561            0.584         10,682,752
                                                     2004        0.544            0.561         12,214,595
                                                     2003        0.446            0.544         13,388,686
                                                     2002        0.609            0.446         15,628,276
                                                     2001        0.798            0.609         16,824,804
                                                     2000        1.000            0.798          7,908,763

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.552            1.745                 --
                                                     2005        1.513            1.552             67,107
                                                     2004        1.336            1.513             34,334
                                                     2003        1.000            1.336              3,786

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)......  2006        1.698            1.977          9,460,702
                                                     2005        1.655            1.698         10,354,574
                                                     2004        1.549            1.655         11,436,639
                                                     2003        1.130            1.549         11,935,706
                                                     2002        1.529            1.130         11,108,929
                                                     2001        1.522            1.529          5,065,288
                                                     2000        1.305            1.522            907,328
                                                     1999        1.084            1.305            216,465
                                                     1998        1.000            1.084             55,964

  LMPVPI Investors Subaccount (Class I) (6/98).....  2006        1.377            1.606         13,024,732
                                                     2005        1.311            1.377         15,084,411
                                                     2004        1.204            1.311         17,246,134
                                                     2003        0.923            1.204         18,513,035
                                                     2002        1.216            0.923         19,285,142
                                                     2001        1.287            1.216         15,853,833
                                                     2000        1.132            1.287          7,090,936
                                                     1999        1.029            1.132          3,905,967
                                                     1998        1.000            1.029          1,764,644

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.173            1.206            136,845
                                                     2005        1.130            1.173            142,168
                                                     2004        1.140            1.130            175,994
                                                     2003        0.800            1.140            109,369
                                                     2002        1.000            0.800             12,895

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/00)...........................................  2006        1.002            1.114          1,089,854
                                                     2005        0.969            1.002          1,217,569
                                                     2004        0.853            0.969          1,642,854
                                                     2003        0.581            0.853          2,003,014
                                                     2002        0.903            0.581          1,607,182
                                                     2001        0.987            0.903          1,517,383
                                                     2000        1.000            0.987            417,439

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)...........................................  2006        1.220            1.337             55,813
                                                     2005        1.126            1.220             76,103
                                                     2004        1.047            1.126             81,319
                                                     2003        0.758            1.047             58,126
                                                     2002        1.000            0.758             16,289

  LMPVPII Equity Index Subaccount (Class II)
  (6/99)...........................................  2006        0.914            1.038         12,059,361
                                                     2005        0.889            0.914         13,990,381
                                                     2004        0.818            0.889         15,621,864
                                                     2003        0.649            0.818         15,860,350
                                                     2002        0.848            0.649         15,365,066
                                                     2001        0.982            0.848         13,010,004
                                                     2000        1.098            0.982          4,272,617
                                                     1999        1.000            1.098            753,819

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)...........................................  2006        1.122            1.243             28,271
                                                     2005        1.098            1.122             45,529
                                                     2004        1.027            1.098             32,170
                                                     2003        0.800            1.027             62,457
                                                     2002        1.000            0.800             85,414

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        1.006            1.033             44,458
                                                     2005        0.997            1.006             89,719
                                                     2004        0.999            0.997             63,236
                                                     2003        1.000            0.999             13,710

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.115            1.184                 --
                                                     2005        1.083            1.115                 --
                                                     2004        1.000            1.083              3,000

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.408            1.628            134,945
                                                     2005        1.382            1.408            228,478
                                                     2004        1.244            1.382            204,892
                                                     2003        1.000            1.244             74,814

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.644            1.820            187,467
                                                     2005        1.541            1.644            182,586
                                                     2004        1.260            1.541             93,253
                                                     2003        1.000            1.260             51,292

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.104            1.140                 --
                                                     2005        1.078            1.104            172,657
                                                     2004        1.000            1.078            237,059

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        2.601            2.480          4,019,985

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.519            1.603          7,148,612

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.083            1.148          1,190,954

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.431            1.579          9,755,382

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        2.153            2.210         16,221,972

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.140            1.206            234,209

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.604            1.684          7,317,605

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.079          7,199,086

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (6/06)........................................  2006        0.949            1.073             47,706

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.676            0.668          3,255,449

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.209            1.338            318,334

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.222          9,810,578

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.480            1.593             43,433

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.487            1.543          1,433,858

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.030            409,114

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.069            1.045         20,526,568

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.400            1.456         20,632,393

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.203            1.232         13,699,584

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.586            1.610         24,184,274

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.960            2.014         15,669,108

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.851            1.981         34,627,074

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06)........................................  2006        0.996            1.052            848,809

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.070          7,274,097

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.094            1.163             93,564

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)......................  2006        1.044            1.082             94,673

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (7/97)...................  2006        1.192            1.203                 --
                                                     2005        1.175            1.192         14,781,794
                                                     2004        1.179            1.175         19,265,493
                                                     2003        1.187            1.179         26,060,260
                                                     2002        1.187            1.187         37,562,237
                                                     2001        1.160            1.187         40,133,062
                                                     2000        1.107            1.160         15,545,185
                                                     1999        1.070            1.107         16,750,270
                                                     1998        1.033            1.070          9,244,927
                                                     1997        1.000            1.033            345,682

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.120            1.184                 --
                                                     2005        1.074            1.120             47,506
                                                     2004        1.000            1.074             32,693

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.133            1.125            316,548
                                                     2005        1.125            1.133            511,105
                                                     2004        1.048            1.125            546,468
                                                     2003        1.000            1.048             59,374

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.226            1.255         14,816,298
                                                     2005        1.213            1.226         16,712,465
                                                     2004        1.173            1.213         18,497,713
                                                     2003        1.132            1.173         20,769,372
                                                     2002        1.053            1.132         20,028,983
                                                     2001        1.000            1.053          4,888,796

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        0.817            0.895            268,334
                                                     2005        0.773            0.817            272,443
                                                     2004        0.728            0.773            306,260
                                                     2003        0.560            0.728            310,382
                                                     2002        0.806            0.560            299,898
                                                     2001        1.000            0.806            269,501

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.118            1.408          2,750,005
                                                     2005        1.011            1.118          2,117,519
                                                     2004        0.882            1.011          2,056,976
                                                     2003        0.696            0.882          1,956,203
                                                     2002        0.857            0.696          3,980,191
                                                     2001        1.000            0.857          1,555,346

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01)...........................................  2006        1.701            1.967          1,121,534
                                                     2005        1.611            1.701          1,410,762
                                                     2004        1.295            1.611          1,595,356
                                                     2003        0.877            1.295          1,572,753
                                                     2002        1.088            0.877          1,357,973
                                                     2001        1.000            1.088            432,357

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00)...........................................  2006        0.634            0.676                 --
                                                     2005        0.591            0.634          3,429,858
                                                     2004        0.563            0.591          4,221,518
                                                     2003        0.442            0.563          4,537,981
                                                     2002        0.588            0.442          5,204,465
                                                     2001        0.783            0.588          5,177,186

  Travelers Convertible Securities Subaccount
  (5/98)...........................................  2006        1.504            1.604                 --
                                                     2005        1.520            1.504          8,835,146
                                                     2004        1.450            1.520         10,337,381
                                                     2003        1.165            1.450         10,925,597
                                                     2002        1.270            1.165         11,385,903
                                                     2001        1.299            1.270          9,680,620
                                                     2000        1.170            1.299          3,349,925
                                                     1999        1.000            1.170          1,137,997
                                                     1998        1.000            1.000            458,699

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97)...........................................  2006        2.380            2.601                 --
                                                     2005        2.146            2.380          4,699,533
                                                     2004        1.869            2.146          5,287,543
                                                     2003        1.417            1.869          5,505,923
                                                     2002        1.677            1.417          5,642,852
                                                     2001        1.773            1.677          5,089,354
                                                     2000        1.541            1.773          3,629,362
                                                     1999        1.377            1.541          2,663,507
                                                     1998        1.195            1.377          1,425,770
                                                     1997        1.000            1.195            120,880

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/97)........  2006        1.864            1.960                 --
                                                     2005        1.810            1.864         19,336,704
                                                     2004        1.670            1.810         22,752,381
                                                     2003        1.291            1.670         24,652,637
                                                     2002        1.521            1.291         25,581,166
                                                     2001        1.652            1.521         27,130,603
                                                     2000        1.535            1.652         22,535,737
                                                     1999        1.484            1.535         19,892,863
                                                     1998        1.339            1.484         12,301,819
                                                     1997        1.026            1.339            639,656

  Travelers Federated High Yield Subaccount
  (5/97)...........................................  2006        1.480            1.519                 --
                                                     2005        1.464            1.480          8,626,242
                                                     2004        1.345            1.464          9,967,219
                                                     2003        1.114            1.345         11,222,864
                                                     2002        1.089            1.114         10,745,854
                                                     2001        1.084            1.089         10,746,070
                                                     2000        1.196            1.084         10,245,417
                                                     1999        1.177            1.196         10,237,038
                                                     1998        1.140            1.177          7,715,310
                                                     1997        1.000            1.140            620,667

  Travelers Federated Stock Subaccount (5/97)......  2006        1.804            1.869                 --
                                                     2005        1.737            1.804          4,173,260
                                                     2004        1.593            1.737          5,117,199
                                                     2003        1.266            1.593          5,608,556
                                                     2002        1.592            1.266          5,995,963
                                                     2001        1.588            1.592          6,935,446
                                                     2000        1.552            1.588          7,399,547
                                                     1999        1.494            1.552          7,710,739
                                                     1998        1.285            1.494          4,599,587
                                                     1997        1.000            1.285            352,550

  Travelers Large Cap Subaccount (6/97)............  2006        1.538            1.586                 --
                                                     2005        1.435            1.538         14,843,563
                                                     2004        1.366            1.435         17,524,614
                                                     2003        1.111            1.366         19,563,576
                                                     2002        1.459            1.111         21,047,983
                                                     2001        1.790            1.459         24,478,964
                                                     2000        2.123            1.790         22,306,844
                                                     1999        1.665            2.123         15,562,311
                                                     1998        1.245            1.665          6,662,550
                                                     1997        1.023            1.245            491,869

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (5/98)...........................................  2006        1.019            1.083                 --
                                                     2005        0.922            1.019          1,840,018
                                                     2004        0.807            0.922          2,270,996
                                                     2003        0.675            0.807          2,601,337
                                                     2002        0.915            0.675          2,775,596
                                                     2001        1.197            0.915          3,043,071
                                                     2000        1.285            1.197          2,244,673
                                                     1999        1.054            1.285          1,352,776
                                                     1998        1.000            1.054            149,981

  Travelers MFS(R) Mid Cap Growth Subaccount
  (4/98)...........................................  2006        1.010            1.069                 --
                                                     2005        0.994            1.010         25,184,582
                                                     2004        0.883            0.994         14,951,676
                                                     2003        0.653            0.883         16,234,877
                                                     2002        1.295            0.653         17,198,804
                                                     2001        1.721            1.295         17,692,810
                                                     2000        1.595            1.721         10,884,619
                                                     1999        0.985            1.595          3,220,420
                                                     1998        1.000            0.985            696,846

  Travelers MFS(R) Total Return Subaccount (5/97)..  2006        1.792            1.851                 --
                                                     2005        1.765            1.792         34,709,362
                                                     2004        1.606            1.765         40,255,596
                                                     2003        1.397            1.606         42,355,172
                                                     2002        1.496            1.397         42,905,992
                                                     2001        1.517            1.496         38,437,801
                                                     2000        1.319            1.517         29,382,873
                                                     1999        1.303            1.319         27,173,225
                                                     1998        1.183            1.303         16,380,184
                                                     1997        1.000            1.183            962,287
                                                     1997        1.000            1.000                 --

  Travelers MFS(R) Value Subaccount (5/00).........  2006        1.118            1.209                 --
                                                     2005        1.065            1.118            109,207
                                                     2004        0.952            1.065             50,550
                                                     2003        0.855            0.952                 --
                                                     2002        0.997            0.855                 --
                                                     2001        1.027            0.997                 --
                                                     2000        1.000            1.027                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (5/97)...........................................  2006        1.245            1.431                 --
                                                     2005        1.153            1.245         10,978,822
                                                     2004        1.010            1.153         11,645,822
                                                     2003        0.796            1.010         12,049,553
                                                     2002        0.928            0.796         13,668,745
                                                     2001        1.275            0.928         15,755,872
                                                     2000        1.460            1.275         14,943,761
                                                     1999        1.216            1.460         10,264,070
                                                     1998        1.095            1.216          6,533,760
                                                     1997        1.027            1.095            849,629

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.394            1.480                 --
                                                     2005        1.333            1.394             19,513
                                                     2004        1.217            1.333             10,101
                                                     2003        1.000            1.217              5,429

  Travelers Pioneer Strategic Income Subaccount
  (5/97)...........................................  2006        1.472            1.487                 --
                                                     2005        1.439            1.472          1,738,443
                                                     2004        1.316            1.439          1,902,975
                                                     2003        1.116            1.316          2,160,723
                                                     2002        1.069            1.116          2,458,578
                                                     2001        1.040            1.069          3,562,219
                                                     2000        1.059            1.040          3,631,654
                                                     1999        1.062            1.059          3,396,677
                                                     1998        1.070            1.062          1,955,397
                                                     1997        1.007            1.070             51,659

  Travelers Quality Bond Subaccount (5/97).........  2006        1.412            1.400                 --
                                                     2005        1.409            1.412         23,917,150
                                                     2004        1.383            1.409         30,744,474
                                                     2003        1.311            1.383         36,575,985
                                                     2002        1.257            1.311         38,055,248
                                                     2001        1.190            1.257         30,037,629
                                                     2000        1.128            1.190         16,565,402
                                                     1999        1.131            1.128         13,396,194
                                                     1998        1.057            1.131          9,328,606
                                                     1997        1.001            1.057            378,758

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (6/97).....  2006        1.412            1.474                 --
                                                     2005        1.403            1.412         16,374,889
                                                     2004        1.291            1.403         19,972,191
                                                     2003        0.988            1.291         22,746,591
                                                     2002        1.508            0.988         25,280,072
                                                     2001        1.765            1.508         31,918,323
                                                     2000        2.189            1.765         32,922,575
                                                     1999        1.679            2.189         25,024,627
                                                     1998        1.319            1.679         13,211,206
                                                     1997        1.037            1.319          1,062,634

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.083            1.044                 --
                                                     2005        1.052            1.083            103,932
                                                     2004        1.000            1.052             10,705

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)..........................................  2006        1.247            1.427          6,312,254
                                                     2005        1.215            1.247          7,096,647
                                                     2004        1.049            1.215          6,571,850
                                                     2003        0.814            1.049          6,680,549
                                                     2002        1.024            0.814          6,548,811
                                                     2001        1.000            1.024          3,476,351

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)..........................................  2006        0.731            0.770            361,335
                                                     2005        0.688            0.731            547,127
                                                     2004        0.672            0.688            697,334
                                                     2003        0.542            0.672            732,809
                                                     2002        0.781            0.542            592,082
                                                     2001        1.000            0.781            522,639

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00)...........................................  2006        1.172            1.288         14,274,032
                                                     2005        1.019            1.172         14,262,420
                                                     2004        0.897            1.019         10,841,489
                                                     2003        0.710            0.897         10,150,010
                                                     2002        0.796            0.710          9,701,628
                                                     2001        0.923            0.796          8,023,592

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (12/00)........................  2006        0.899            1.009            402,122
                                                     2005        0.755            0.899            423,091
                                                     2004        0.756            0.755            456,631
                                                     2003        0.614            0.756            409,247
                                                     2002        0.673            0.614            240,022
                                                     2001        1.000            0.673             12,128

  VIP Mid Cap Subaccount (Service Class 2)
  (12/00)..........................................  2006        1.729            1.917          8,419,538
                                                     2005        1.486            1.729          8,136,691
                                                     2004        1.209            1.486          7,053,117
                                                     2003        0.887            1.209          6,373,888
                                                     2002        0.999            0.887          5,310,526
                                                     2001        1.000            0.999          1,727,443




* We are waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are attached. The following table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.081          1,916,038

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00)...........................................  2006        0.696            0.731                 --
                                                     2005        0.668            0.696          2,974,765
                                                     2004        0.640            0.668          3,612,300
                                                     2003        0.519            0.640          4,493,863
                                                     2002        0.755            0.519          4,949,369
                                                     2001        0.875            0.755          3,727,475
                                                     2000        1.000            0.875            391,818

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00).................................  2006        0.642            0.629                 --
                                                     2005        0.567            0.642          9,939,928
                                                     2004        0.531            0.567         12,239,636
                                                     2003        0.436            0.531         14,926,739
                                                     2002        0.640            0.436         17,729,828
                                                     2001        0.786            0.640         18,982,017
                                                     2000        1.000            0.786         13,647,974

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.631            1.937            525,030
                                                     2005        1.450            1.631            199,088
                                                     2004        1.296            1.450            116,390
                                                     2003        1.000            1.296             70,339

  American Funds Growth Subaccount (Class 2)
  (5/03)...........................................  2006        1.587            1.724            991,393
                                                     2005        1.385            1.587            586,456
                                                     2004        1.248            1.385            220,980
                                                     2003        1.000            1.248            131,179

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (5/03)...........................................  2006        1.423            1.617          3,676,828
                                                     2005        1.364            1.423          3,918,939
                                                     2004        1.253            1.364          3,490,980
                                                     2003        1.000            1.253          1,545,620

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)................  2006        2.174            2.153                 --
                                                     2005        1.865            2.174         26,239,910
                                                     2004        1.583            1.865         30,543,833
                                                     2003        1.285            1.583         36,644,254
                                                     2002        1.739            1.285         42,634,828
                                                     2001        2.387            1.739         53,418,968
                                                     2000        3.098            2.387         61,812,417
                                                     1999        2.046            3.098         46,942,401
                                                     1998        1.283            2.046         23,010,432
                                                     1997        1.032            1.283          6,344,051

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98)...........................................  2006        1.507            1.970          2,883,940
                                                     2005        1.195            1.507          3,989,820
                                                     2004        0.970            1.195          4,140,741
                                                     2003        0.688            0.970          4,224,247
                                                     2002        0.789            0.688          4,787,661
                                                     2001        0.886            0.789          4,624,645
                                                     2000        1.313            0.886          4,854,365
                                                     1999        0.734            1.313          2,521,807
                                                     1998        1.000            0.734            780,839

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98)...........................................  2006        2.244            2.934                 --
                                                     2005        2.123            2.244          3,700,875
                                                     2004        1.639            2.123          4,313,846
                                                     2003        1.240            1.639          4,738,305
                                                     2002        1.203            1.240          4,376,831
                                                     2001        1.121            1.203          2,866,778
                                                     2000        0.866            1.121          2,273,183
                                                     1999        0.901            0.866          1,280,359
                                                     1998        1.000            0.901            632,612

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98)...................................  2006        1.121            1.287          5,422,276
                                                     2005        1.089            1.121          6,601,579
                                                     2004        1.051            1.089          7,863,571
                                                     2003        0.880            1.051          9,516,917
                                                     2002        1.071            0.880         10,611,490
                                                     2001        1.198            1.071         11,636,949
                                                     2000        1.223            1.198         12,271,080
                                                     1999        1.112            1.223         10,488,399
                                                     1998        1.000            1.112          2,833,960

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (4/98)..........................  2006        1.298            1.328         11,789,369
                                                     2005        1.244            1.298         14,545,290
                                                     2004        1.133            1.244         16,707,910
                                                     2003        0.872            1.133         19,034,774
                                                     2002        1.094            0.872         19,868,161
                                                     2001        1.182            1.094         19,065,688
                                                     2000        1.058            1.182         13,636,390
                                                     1999        0.871            1.058          7,815,322
                                                     1998        1.000            0.871          3,051,249

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/05)..............................  2006        1.315            1.431                 --
                                                     2005        1.210            1.315              3,762
                                                     2004        1.074            1.210                 --
                                                     2003        1.000            1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (7/04)...............................  2006        1.312            1.463                 --
                                                     2005        1.208            1.312             15,728
                                                     2004        1.070            1.208             13,614

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.262            1.474                 --
                                                     2005        1.158            1.262            886,963
                                                     2004        1.043            1.158            938,346
                                                     2003        0.845            1.043            756,929
                                                     2002        1.000            0.845            201,578

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.238            2.826            226,610
                                                     2005        1.781            2.238            181,882
                                                     2004        1.448            1.781             38,923
                                                     2003        1.000            1.448              4,729

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/04).................................  2006        1.251            1.499            236,510
                                                     2005        1.152            1.251            151,833
                                                     2004        1.009            1.152              6,533

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.267            1.522                 --
                                                     2005        1.180            1.267          2,335,769
                                                     2004        1.032            1.180          1,920,592
                                                     2003        0.792            1.032          1,284,964
                                                     2002        1.000            0.792            508,837

High Yield Bond Trust
  High Yield Bond Trust (9/04).....................  2006        1.069            1.094                 --
                                                     2005        1.070            1.069            236,201
                                                     2004        1.025            1.070             47,427

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)...........................................  2006        1.066            1.102                 --
                                                     2005        1.004            1.066         12,042,861
                                                     2004        0.941            1.004         13,862,916
                                                     2003        0.839            0.941         15,303,712
                                                     2002        0.911            0.839         15,615,584
                                                     2001        0.972            0.911         12,635,819
                                                     2000        1.000            0.972          5,246,201

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)..........................  2006        1.004            1.053          1,528,686
                                                     2005        0.907            1.004          1,704,134
                                                     2004        0.805            0.907          2,091,607
                                                     2003        0.647            0.805          2,239,125
                                                     2002        0.931            0.647          2,609,664
                                                     2001        1.135            0.931          3,200,999
                                                     2000        1.000            1.135          2,447,663

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)...................................  2006        0.381            0.405          4,395,664
                                                     2005        0.346            0.381          5,033,907
                                                     2004        0.349            0.346          6,578,130
                                                     2003        0.242            0.349          7,245,233
                                                     2002        0.415            0.242          7,815,420
                                                     2001        0.672            0.415          9,044,726
                                                     2000        1.000            0.672          7,604,465

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.584            0.679         11,950,925
                                                     2005        0.561            0.584         13,400,923
                                                     2004        0.544            0.561         16,410,151
                                                     2003        0.446            0.544         19,761,719
                                                     2002        0.609            0.446         22,039,418
                                                     2001        0.798            0.609         22,841,930
                                                     2000        1.000            0.798         13,421,744

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (8/03)....  2006        1.552            1.745                 --
                                                     2005        1.513            1.552            126,990
                                                     2004        1.336            1.513             33,706
                                                     2003        1.000            1.336              3,334

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).......  2006        1.698            1.977         10,269,420
                                                     2005        1.655            1.698         12,540,421
                                                     2004        1.549            1.655         14,334,230
                                                     2003        1.130            1.549         14,439,056
                                                     2002        1.529            1.130         14,322,306
                                                     2001        1.522            1.529         12,398,140
                                                     2000        1.305            1.522          5,750,512
                                                     1999        1.084            1.305          2,802,945
                                                     1998        1.000            1.084          1,220,503

  LMPVPI Investors Subaccount (Class I) (4/98).....  2006        1.377            1.606         11,310,649
                                                     2005        1.311            1.377         14,063,167
                                                     2004        1.204            1.311         16,356,631
                                                     2003        0.923            1.204         18,163,714
                                                     2002        1.216            0.923         19,758,109
                                                     2001        1.287            1.216         19,646,073
                                                     2000        1.132            1.287         12,889,045
                                                     1999        1.029            1.132          8,670,638
                                                     1998        1.000            1.029          3,232,444

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (7/02)...........................................  2006        1.173            1.206            954,839
                                                     2005        1.130            1.173          1,045,080
                                                     2004        1.140            1.130          1,300,287
                                                     2003        0.800            1.140            531,134
                                                     2002        1.000            0.800             37,706

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/00)...........................................  2006        1.002            1.114          4,221,015
                                                     2005        0.969            1.002          5,020,579
                                                     2004        0.853            0.969          5,707,331
                                                     2003        0.581            0.853          6,425,059
                                                     2002        0.903            0.581          5,433,439
                                                     2001        0.987            0.903          4,642,573
                                                     2000        1.000            0.987          2,056,506

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/02)...........................................  2006        1.220            1.337            473,592
                                                     2005        1.126            1.220            374,159
                                                     2004        1.047            1.126            385,280
                                                     2003        0.758            1.047            218,067
                                                     2002        1.000            0.758             58,025

  LMPVPII Equity Index Subaccount (Class II)
  (5/99)...........................................  2006        0.914            1.038         10,983,568
                                                     2005        0.889            0.914         12,831,498
                                                     2004        0.818            0.889         15,207,948
                                                     2003        0.649            0.818         17,162,302
                                                     2002        0.848            0.649         16,724,050
                                                     2001        0.982            0.848         16,104,947
                                                     2000        1.098            0.982         10,807,508
                                                     1999        1.000            1.098          3,460,443

  LMPVPII Growth and Income Subaccount (Class I)
  (7/02)...........................................  2006        1.122            1.243             85,402
                                                     2005        1.098            1.122             92,799
                                                     2004        1.027            1.098             93,171
                                                     2003        0.800            1.027             92,062
                                                     2002        1.000            0.800             30,873

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (12/03)..........................................  2006        1.006            1.033            255,836
                                                     2005        0.997            1.006            177,252
                                                     2004        0.999            0.997            204,843
                                                     2003        0.999            0.999            140,446

  LMPVPIII Social Awareness Stock Subaccount
  (8/05)...........................................  2006        1.115            1.184             99,060
                                                     2005        1.083            1.115             81,296

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (6/03).......................................  2006        1.408            1.628            243,310
                                                     2005        1.382            1.408            256,452
                                                     2004        1.244            1.382            206,147
                                                     2003        1.000            1.244             26,228

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03)...........................................  2006        1.644            1.820            357,040
                                                     2005        1.541            1.644            450,874
                                                     2004        1.260            1.541            219,692
                                                     2003        1.000            1.260             50,353

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.104            1.140                 --
                                                     2005        1.078            1.104             94,727
                                                     2004        0.983            1.078             10,272

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        2.601            2.480          4,574,044

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.519            1.603          8,707,327

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.083            1.148          1,155,572

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.431            1.579         15,316,114

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        2.153            2.210         21,260,353

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.140            1.206            192,753

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.604            1.684          7,261,473

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.079         11,316,802

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (6/06)........................................  2006        0.949            1.073             57,844

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.676            0.668          2,250,203

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.209            1.338            676,132

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.222         13,183,586

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.480            1.593             29,146

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.487            1.543          2,201,655

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.030            417,539

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.069            1.045         21,925,713

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.400            1.456         16,208,285

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.203            1.232         19,072,650

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.586            1.610         31,641,936

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.960            2.014         18,174,254

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.851            1.981         40,939,825

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06)........................................  2006        0.996            1.052          2,469,927

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.070          5,714,894

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.094            1.163            104,166

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)......................  2006        1.044            1.082             96,270

Money Market Portfolio
  Money Market Subaccount (2/97)...................  2006        1.192            1.203                 --
                                                     2005        1.175            1.192         14,747,554
                                                     2004        1.179            1.175         17,581,926
                                                     2003        1.187            1.179         25,972,691
                                                     2002        1.187            1.187         50,704,937
                                                     2001        1.160            1.187         58,256,805
                                                     2000        1.107            1.160         34,878,359
                                                     1999        1.070            1.107         37,736,754
                                                     1998        1.033            1.070         16,762,447
                                                     1997        1.000            1.033          5,369,177

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04)...................................  2006        1.120            1.184                 --
                                                     2005        1.074            1.120             91,569
                                                     2004        0.981            1.074             23,091

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.133            1.125            450,909
                                                     2005        1.125            1.133            698,584
                                                     2004        1.048            1.125            588,626
                                                     2003        1.000            1.048            303,900

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.226            1.255         13,390,242
                                                     2005        1.213            1.226         16,153,210
                                                     2004        1.173            1.213         17,085,956
                                                     2003        1.132            1.173         20,011,288
                                                     2002        1.053            1.132         23,164,168
                                                     2001        1.000            1.053          5,336,214

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01)...........................................  2006        0.817            0.895            186,353
                                                     2005        0.773            0.817            308,563
                                                     2004        0.728            0.773            376,752
                                                     2003        0.560            0.728            449,770
                                                     2002        0.806            0.560            392,678
                                                     2001        1.000            0.806            154,441

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.118            1.408          2,592,546
                                                     2005        1.011            1.118          1,945,112
                                                     2004        0.882            1.011          1,744,100
                                                     2003        0.696            0.882          2,150,730
                                                     2002        0.857            0.696          2,571,497
                                                     2001        1.000            0.857            999,717

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01)...........................................  2006        1.701            1.967          1,749,943
                                                     2005        1.611            1.701          2,030,488
                                                     2004        1.295            1.611          2,322,411
                                                     2003        0.877            1.295          2,238,115
                                                     2002        1.088            0.877          2,277,647
                                                     2001        1.000            1.088            816,572

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)..........................................  2006        0.634            0.676                 --
                                                     2005        0.591            0.634          2,770,233
                                                     2004        0.563            0.591          2,955,522
                                                     2003        0.442            0.563          3,054,095
                                                     2002        0.588            0.442          2,972,707
                                                     2001        0.783            0.588          2,101,669

  Travelers Convertible Securities Subaccount
  (5/98)...........................................  2006        1.504            1.604                 --
                                                     2005        1.520            1.504          8,757,633
                                                     2004        1.450            1.520         10,573,736
                                                     2003        1.165            1.450         10,930,899
                                                     2002        1.270            1.165         12,056,558
                                                     2001        1.299            1.270         12,986,021
                                                     2000        1.170            1.299          7,553,759
                                                     1999        1.000            1.170          2,431,429
                                                     1998        1.000            1.000            414,907

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97)...........................................  2006        2.380            2.601                 --
                                                     2005        2.146            2.380          5,986,220
                                                     2004        1.869            2.146          7,389,340
                                                     2003        1.417            1.869          8,080,624
                                                     2002        1.677            1.417          8,864,245
                                                     2001        1.773            1.677          8,489,614
                                                     2000        1.541            1.773          8,454,275
                                                     1999        1.377            1.541          6,716,626
                                                     1998        1.195            1.377          5,142,990
                                                     1997        1.000            1.195          1,668,733

  Travelers Equity Income Subaccount (12/96).......  2006        1.864            1.960                 --
                                                     2005        1.810            1.864         23,418,224
                                                     2004        1.670            1.810         28,399,295
                                                     2003        1.291            1.670         31,475,807
                                                     2002        1.521            1.291         34,048,347
                                                     2001        1.652            1.521         37,812,927
                                                     2000        1.535            1.652         37,849,058
                                                     1999        1.484            1.535         35,687,217
                                                     1998        1.339            1.484         25,733,333
                                                     1997        1.026            1.339          6,719,150

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated High Yield Subaccount
  (1/97)...........................................  2006        1.480            1.519                 --
                                                     2005        1.464            1.480         11,404,495
                                                     2004        1.345            1.464         14,387,685
                                                     2003        1.114            1.345         17,386,355
                                                     2002        1.089            1.114         17,457,622
                                                     2001        1.084            1.089         18,647,220
                                                     2000        1.196            1.084         19,736,049
                                                     1999        1.177            1.196         22,260,856
                                                     1998        1.140            1.177         18,811,555
                                                     1997        1.000            1.140          4,566,993

  Travelers Federated Stock Subaccount (1/97)......  2006        1.804            1.869                 --
                                                     2005        1.737            1.804          6,419,270
                                                     2004        1.593            1.737          8,023,109
                                                     2003        1.266            1.593          9,198,349
                                                     2002        1.592            1.266         10,775,970
                                                     2001        1.588            1.592         12,221,263
                                                     2000        1.552            1.588         13,157,332
                                                     1999        1.494            1.552         14,406,177
                                                     1998        1.285            1.494         11,892,034
                                                     1997        1.000            1.285          3,816,999
                                                     1997        1.000            1.000                 --

  Travelers Large Cap Subaccount (12/96)...........  2006        1.538            1.586                 --
                                                     2005        1.435            1.538         16,715,712
                                                     2004        1.366            1.435         20,122,965
                                                     2003        1.111            1.366         23,324,386
                                                     2002        1.459            1.111         27,044,542
                                                     2001        1.790            1.459         31,933,410
                                                     2000        2.123            1.790         34,231,282
                                                     1999        1.665            2.123         28,051,763
                                                     1998        1.245            1.665         15,040,703
                                                     1997        1.023            1.245          4,815,858

  Travelers Mercury Large Cap Core Subaccount
  (5/98)...........................................  2006        1.019            1.083                 --
                                                     2005        0.922            1.019          1,296,684
                                                     2004        0.807            0.922          1,202,932
                                                     2003        0.675            0.807          1,272,971
                                                     2002        0.915            0.675          1,529,363
                                                     2001        1.197            0.915          2,090,679
                                                     2000        1.285            1.197          1,772,277
                                                     1999        1.054            1.285            669,474
                                                     1998        1.000            1.054            211,400

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount
  (4/98)...........................................  2006        1.010            1.069                 --
                                                     2005        0.994            1.010         27,403,205
                                                     2004        0.883            0.994         12,380,637
                                                     2003        0.653            0.883         14,200,226
                                                     2002        1.295            0.653         14,799,098
                                                     2001        1.721            1.295         16,854,809
                                                     2000        1.595            1.721         14,558,647
                                                     1999        0.985            1.595          4,760,902
                                                     1998        1.000            0.985            965,761

  Travelers MFS(R) Total Return Subaccount (1/97)..  2006        1.792            1.851                 --
                                                     2005        1.765            1.792         42,204,461
                                                     2004        1.606            1.765         47,789,684
                                                     2003        1.397            1.606         53,094,881
                                                     2002        1.496            1.397         56,799,647
                                                     2001        1.517            1.496         58,954,968
                                                     2000        1.319            1.517         53,326,538
                                                     1999        1.303            1.319         54,290,552
                                                     1998        1.183            1.303         42,017,841
                                                     1997        1.000            1.183          9,959,634
                                                     1997        1.000            1.000                 --

  Travelers MFS(R) Value Subaccount (7/00).........  2006        1.118            1.209                 --
                                                     2005        1.065            1.118            471,009
                                                     2004        0.952            1.065             90,870
                                                     2003        0.855            0.952                 --
                                                     2002        0.997            0.855                500
                                                     2001        1.027            0.997                500
                                                     2000        1.003            1.027                 --

  Travelers Mondrian International Stock Subaccount
  (12/96)..........................................  2006        1.245            1.431                 --
                                                     2005        1.153            1.245         17,891,801
                                                     2004        1.010            1.153         20,542,498
                                                     2003        0.796            1.010         22,629,357
                                                     2002        0.928            0.796         26,640,453
                                                     2001        1.275            0.928         31,145,128
                                                     2000        1.460            1.275         30,394,514
                                                     1999        1.216            1.460         25,226,349
                                                     1998        1.095            1.216         17,270,810
                                                     1997        1.027            1.095          5,694,288

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (8/03).........  2006        1.394            1.480                 --
                                                     2005        1.333            1.394             22,706
                                                     2004        1.217            1.333             21,888
                                                     2003        1.000            1.217             12,842

  Travelers Pioneer Strategic Income Subaccount
  (12/96)..........................................  2006        1.472            1.487                 --
                                                     2005        1.439            1.472          2,850,190
                                                     2004        1.316            1.439          3,363,166
                                                     2003        1.116            1.316          3,908,585
                                                     2002        1.069            1.116          4,569,590
                                                     2001        1.040            1.069          5,471,566
                                                     2000        1.059            1.040          5,247,966
                                                     1999        1.062            1.059          4,489,463
                                                     1998        1.070            1.062          3,797,291
                                                     1997        1.007            1.070          1,132,608

  Travelers Quality Bond Subaccount (12/96)........  2006        1.412            1.400                 --
                                                     2005        1.409            1.412         20,273,723
                                                     2004        1.383            1.409         23,570,906
                                                     2003        1.311            1.383         28,033,537
                                                     2002        1.257            1.311         32,768,047
                                                     2001        1.190            1.257         35,205,769
                                                     2000        1.128            1.190         26,960,877
                                                     1999        1.131            1.128         26,069,226
                                                     1998        1.057            1.131         15,435,236
                                                     1997        1.001            1.057          3,137,736

  Travelers Strategic Equity Subaccount (12/96)....  2006        1.412            1.474                 --
                                                     2005        1.403            1.412         24,707,241
                                                     2004        1.291            1.403         29,314,349
                                                     2003        0.988            1.291         34,083,675
                                                     2002        1.508            0.988         39,829,841
                                                     2001        1.765            1.508         49,964,273
                                                     2000        2.189            1.765         55,775,319
                                                     1999        1.679            2.189         47,167,905
                                                     1998        1.319            1.679         31,011,054
                                                     1997        1.037            1.319          8,259,362

  Travelers U.S. Government Securities Subaccount
  (4/05)...........................................  2006        1.083            1.044                 --
                                                     2005        1.052            1.083            211,129

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)..........................................  2006        1.247            1.427         12,345,440
                                                     2005        1.215            1.247         13,425,577
                                                     2004        1.049            1.215         13,686,038
                                                     2003        0.814            1.049         13,579,574
                                                     2002        1.024            0.814         13,051,055
                                                     2001        1.069            1.024          8,766,086

  Van Kampen LIT Enterprise Subaccount (Class II)
  (12/00)..........................................  2006        0.731            0.770          1,728,294
                                                     2005        0.688            0.731          2,200,874
                                                     2004        0.672            0.688          2,353,680
                                                     2003        0.542            0.672          2,465,279
                                                     2002        0.781            0.542          2,652,351
                                                     2001        0.997            0.781          2,530,977

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00)...........................................  2006        1.172            1.288         15,492,664
                                                     2005        1.019            1.172         14,943,854
                                                     2004        0.897            1.019         13,917,723
                                                     2003        0.710            0.897         12,297,582
                                                     2002        0.796            0.710         10,767,860
                                                     2001        0.923            0.796          8,215,904

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/01).........................  2006        0.899            1.009            239,185
                                                     2005        0.755            0.899            258,978
                                                     2004        0.756            0.755            492,929
                                                     2003        0.614            0.756            784,129
                                                     2002        0.673            0.614          1,029,633
                                                     2001        0.957            0.673            101,442

  VIP Mid Cap Subaccount (Service Class 2) (1/01)..  2006        1.729            1.917          6,767,359
                                                     2005        1.486            1.729          7,176,700
                                                     2004        1.209            1.486          6,512,470
                                                     2003        0.887            1.209          5,739,048
                                                     2002        0.999            0.887          4,832,433
                                                     2001        1.050            0.999          1,308,941




* We are waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Stock Portfolio                      Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio               BlackRock High Yield Portfolio
  Janus Capital Appreciation                   Janus Forty Portfolio -- Class A
     Portfolio -- Class A
  Mercury Large-Cap Core Portfolio -- Class A  BlackRock Large-Cap Core Portfolio -- Class A


UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and      Legg Mason Partners Variable Appreciation
     Income Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio -- (Singe share class)        Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio -- (Single share class)              Portfolio -- Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio -- (Single share class)        Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio
  Legg Mason Partners Social Awareness         Legg Mason Partners Social Awareness
     Portfolio                                      Portfolio


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I        Capital Guardian U.S. Equity
                                                    Portfolio -- Class A
CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Emerging Markets Portfolio                   MFS(R) Emerging Markets Equity
                                                    Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Growth and Income Portfolio -- Class VC      Lord Abbett Growth and Income
                                                    Portfolio -- Class B
  Mid-Cap Value Portfolio -- Class VC          Lord Abbett Mid-Cap Value Portfolio -- Class
                                                    B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B


UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A

                                   APPENDIX D

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                    METLIFE ACCESS SELECT ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes METLIFE ACCESS SELECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:




DREYFUS VARIABLE INVESTMENT FUND -- INITIAL      MET INVESTORS SERIES TRUST
  SHARES                                           Batterymarch Mid-Cap Stock
  Dreyfus Variable Investment Fund                    Portfolio -- Class A
     Appreciation Portfolio                        BlackRock High Yield Portfolio -- Class A
  Dreyfus Variable Investment Fund Developing      Harris Oakmark International
     Leaders Portfolio                                Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Janus Forty Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      Lord Abbett Bond Debenture
  VIP Contrafund(R) Portfolio                         Portfolio -- Class A
  VIP Mid Cap Portfolio                            Lord Abbett Growth and Income
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Global Life Sciences Portfolio                   Met/AIM Capital Appreciation
  Global Technology Portfolio                         Portfolio -- Class A
  Worldwide Growth Portfolio                       MFS(R) Research International
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Aggressive          Neuberger Berman Real Estate
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Appreciation      METROPOLITAN SERIES FUND, INC.
     Portfolio -- Class I                          BlackRock Aggressive Growth
  Legg Mason Partners Variable Equity Index           Portfolio -- Class D
     Portfolio -- Class II                         BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         BlackRock Money Market Portfolio -- Class A
     Value Portfolio -- Class I                    Capital Guardian U.S. Equity
  Legg Mason Partners Variable Investors              Portfolio -- Class A
     Portfolio -- Class I                          FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MFS(R) Total Return Portfolio -- Class F
                                                   T. Rowe Price Large Cap Growth
                                                      Portfolio -- Class B
                                                 PIMCO VARIABLE INSURANCE
                                                   TRUST -- ADMINISTRATIVE CLASS
                                                   Total Return Portfolio
                                                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Comstock Portfolio
                                                   Strategic Growth Portfolio




-------

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C Additional Information Regarding the Underlying Funds."

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS




Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........      9
The Annuity Contract....................     10
  Contract Owner Inquiries..............     10
  Purchase Payments.....................     10
  Accumulation Units....................     11
  The Variable Funding Options..........     11
Fixed Account...........................     16
Charges and Deductions..................     16
  General...............................     16
  Administrative Charges................     16
  Mortality and Expense Risk Charge.....     17
  Variable Funding Option Expenses......     17
  Premium Tax...........................     17
  Changes in Taxes Based upon Premium or
     Value..............................     17
Transfers...............................     17
  Market Timing/Excessive Trading.......     18
  Dollar Cost Averaging.................     19
Access to Your Money....................     20
  Systematic Withdrawals................     20
  Loans.................................     21
Ownership Provisions....................     21
  Types of Ownership....................     21
     Contract Owner.....................     21
     Beneficiary........................     21
     Annuitant..........................     22
Death Benefit...........................     22
  Death Proceeds before the Maturity
     Date...............................     22
  Payment of Proceeds...................     23
  Beneficiary Contract Continuance......     24
  Planned Death Benefit.................     25
  Death Proceeds after the Maturity
     Date...............................     25
The Annuity Period......................     25
  Maturity Date.........................     25
  Allocation of Annuity.................     26
  Variable Annuity......................     26
  Fixed Annuity.........................     26
Payment Options.........................     26
  Election of Options...................     26
  Annuity Options.......................     27
  Variable Liquidity Benefit............     27
Miscellaneous Contract Provisions.......     27
  Right to Return.......................     27
  Termination...........................     28
  Required Reports......................     28
  Suspension of Payments................     28
The Separate Accounts...................     28
  Performance Information...............     29
Federal Tax Considerations..............     29
  General Taxation of Annuities.........     29
  Types of Contracts: Qualified and Non-
     qualified..........................     30
  Qualified Annuity Contracts...........     30
  Taxation of Qualified Annuity
     Contracts..........................     30
  Mandatory Distributions for Qualified
     Plans..............................     31
  Individual Retirement Annuities.......     31
  Roth IRAs.............................     32
  TSAs (ERISA and non-ERISA)............     32
  Non-qualified Annuity Contracts.......     34
  Diversification Requirements for
     Variable Annuities.................     35
  Ownership of the Investments..........     35
  Taxation of Death Benefit Proceeds....     36
  Other Tax Considerations..............     36
  Treatment of Charges for Optional
     Benefits...........................     36
  Puerto Rico Tax Considerations........     36
  Non-Resident Aliens...................     36
  Tax Credits and Deductions............     36
Other Information.......................     36
  The Insurance Companies...............     36
  Financial Statements..................     37
  Distribution of Variable Annuity
     Contracts..........................     37
  Conformity with State and Federal
     Laws...............................     38
  Voting Rights.........................     38
  Restrictions on Financial
     Transactions.......................     38
  Legal Proceedings.....................     39
Appendix A: Condensed Financial
  Information for MetLife of CT Fund ABD
  for Variable Annuities................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Fund ABD
  II for Variable Annuities.............    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                          METLIFE ACCESS SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

THE CONTRACT IS NO LONGER AVAILABLE FOR SALE.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - BENEFICIARY CONTRACT CONTINUANCE. If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid in a lump sum to the beneficiary.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)



Mortality & Expense Risk Charge.............................................    1.25%(2)
Administrative Expense Charge...............................................    0.15%
  Total Annual Separate Account Charges.....................................    1.40%


---------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)   We are waiving the following amounts of the Mortality & Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio -- Class A; and an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                       MINIMUM        MAXIMUM
                                                                     -----------    -----------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution and/or service (12b-1)
fees, and other expenses)........................................       0.38%          1.50%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE    NET TOTAL
                                                             AND/OR                 ANNUAL        WAIVER         ANNUAL
                                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE     (12B-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT     EXPENSES*
----------------                              ----------  ------------  --------  ---------  ---------------  ------------


DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
  SHARES
  Dreyfus Variable Investment Fund
     Appreciation Portfolio.................     0.75%          --        0.07%     0.82%           --        0.82%
  Dreyfus Variable Investment Fund
     Developing Leaders Portfolio...........     0.75%          --        0.09%     0.84%           --        0.84%(1)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  VIP Contrafund(R) Portfolio...............     0.57%        0.25%       0.09%     0.91%           --        0.91%
  VIP Mid Cap Portfolio.....................     0.57%        0.25%       0.11%     0.93%           --        0.93%

                                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE    NET TOTAL
                                                             AND/OR                 ANNUAL        WAIVER         ANNUAL
                                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE     (12B-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT     EXPENSES*
----------------                              ----------  ------------  --------  ---------  ---------------  ------------

JANUS ASPEN SERIES -- SERVICE SHARES
  Global Life Sciences Portfolio............     0.64%        0.25%       0.46%     1.35%           --        1.35%
  Global Technology Portfolio...............     0.64%        0.25%       0.21%     1.10%           --        1.10%(1)
  Worldwide Growth Portfolio................     0.60%        0.25%       0.05%     0.90%           --        0.90%(2)
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I++..........     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable Appreciation
     Portfolio -- Class I...................     0.70%          --        0.02%     0.72%           --        0.72%(3)
  Legg Mason Partners Variable Equity Index
     Portfolio -- Class II..................     0.31%        0.25%       0.03%     0.59%           --        0.59%
  Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I.............     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable Investors
     Portfolio -- Class I...................     0.65%          --        0.07%     0.72%           --        0.72%
  Legg Mason Partners Variable Large Cap
     Growth Portfolio -- Class I++..........     0.75%          --        0.04%     0.79%           --        0.79%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified
     Strategic Income Portfolio+............     0.65%          --        0.08%     0.73%           --        0.73%
MET INVESTORS SERIES TRUST(4)
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A...................     0.70%          --        0.11%     0.81%           --        0.81%(5)
  BlackRock High Yield Portfolio -- Class
     A......................................     0.60%          --        0.32%     0.92%           --        0.92%(5,6)
  Harris Oakmark International
     Portfolio -- Class A...................     0.78%          --        0.13%     0.91%           --        0.91%
  Janus Forty Portfolio -- Class A..........     0.65%          --        0.06%     0.71%           --        0.71%(5)
  Lord Abbett Bond Debenture
     Portfolio -- Class A...................     0.50%          --        0.04%     0.54%           --        0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B...................     0.50%        0.25%       0.03%     0.78%           --        0.78%
  Met/AIM Capital Appreciation
     Portfolio -- Class A...................     0.77%          --        0.09%     0.86%           --        0.86%(5,6,7)
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+..................     1.04%          --        0.29%     1.33%         0.03%       1.30%(8)
  MFS(R) Research International
     Portfolio -- Class B...................     0.72%        0.25%       0.14%     1.11%           --        1.11%
  Neuberger Berman Real Estate
     Portfolio -- Class A...................     0.64%          --        0.04%     0.68%           --        0.68%
METROPOLITAN SERIES FUND, INC.(9)
  BlackRock Aggressive Growth
     Portfolio -- Class D...................     0.72%        0.10%       0.06%     0.88%           --        0.88%
  BlackRock Bond Income Portfolio -- Class
     A......................................     0.39%          --        0.07%     0.46%         0.01%       0.45%(10)
  BlackRock Money Market Portfolio -- Class
     A......................................     0.34%          --        0.04%     0.38%         0.01%       0.37%(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A...................     0.66%          --        0.06%     0.72%           --        0.72%
  FI Large Cap Portfolio -- Class A.........     0.78%          --        0.06%     0.84%           --        0.84%(12)
  FI Value Leaders Portfolio -- Class D.....     0.64%        0.10%       0.07%     0.81%           --        0.81%
  MFS(R) Total Return Portfolio -- Class F..     0.53%        0.20%       0.05%     0.78%           --        0.78%(12)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B...................     0.60%        0.25%       0.08%     0.93%           --        0.93%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio....................     0.25%          --        0.40%     0.65%           --        0.65%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth Fund+..........     0.70%        0.25%       0.55%     1.50%           --        1.50%
VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Comstock Portfolio........................     0.56%        0.25%       0.03%     0.84%           --        0.84%
  Strategic Growth Portfolio................     0.70%        0.25%       0.08%     1.03%           --        1.03%


---------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus supplement; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.
(1) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(2) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
(3) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(7) The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(8) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.
(9) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge and are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE


                                       IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                             END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                                ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                    1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Minimum
Total Annual Operating
Expenses......................     $185        $572       $1,983      $2,129       $185        $572       $1,983      $2,129
Underlying Fund with Maximum
Total Annual Operating
Expenses......................     $297        $908       $1,543      $3,244       $297        $908       $1,543      $3,244


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

MetLife Access Select Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Funds' investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
Dreyfus Variable Investment Fund   Seeks long-term capital growth     The Dreyfus Corporation
  Appreciation Portfolio           consistent with the preservation   Subadviser: Fayez Sarofim & Co.
                                   of capital.  Its secondary goal
                                   is current income.
Dreyfus Variable Investment Fund   Seeks capital growth.              The Dreyfus Corporation
  Developing Leaders Portfolio
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
VIP Contrafund(R) Portfolio        Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
VIP Mid Cap Portfolio              Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio     Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term capital growth.    Janus Capital Management LLC
Worldwide Growth Portfolio         Seeks long-term growth of capital  Janus Capital Management LLC in a manner consistent with the
                                   preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks high current income.         Legg Mason Partners Fund Advisor,
  Diversified Strategic Income                                        LLC
  Portfolio+                                                          Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
Batterymarch Mid-Cap Stock         Seeks growth of capital.           Met Investors Advisory LLC
  Portfolio -- Class A                                                Subadviser: Batterymarch
                                                                      Financial Management, Inc.
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lord Abbett Bond Debenture         Seeks to provide high current      Met Investors Advisory LLC
  Portfolio -- Class A             income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuations in the market value.  LLC
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory LLC
  Portfolio -- Class A                                                Subadviser: A I M Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory LLC
  Portfolio -- Class A+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Neuberger Berman Real Estate       Seeks to provide total return      Met Investors Advisory LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Discovery Growth Fund+   Seeks long-term growth of          Putnam Investment Management, LLC
                                   capital.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Strategic Growth Portfolio         Seeks capital appreciation.        Van Kampen Asset Management


---------
+ Not available under all Contracts. Availability depends on Contract issue date.

Certain closed Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C: Additional Information Regarding the Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     - administration of the annuity options available under the Contracts and

     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative and

     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Dreyfus VIF Developing Leaders Portfolio, Janus Aspen Series Global Technology Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, BlackRock High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, and MFS(R) Research International Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. Programs may have different credited interest rates. Under each Program, the interest rate will accrue only on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account and/or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted:

     (1)  your Contract Value on the Death Report Date;

     (2)  the total Purchase Payments made under your Contract; or

     (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the Death Report Date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

     (1)  your Contract Value on the Death Report Date;

     (2)  the total Purchase Payments made under your Contract; or

     (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   Unless the beneficiary         Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   Unless the beneficiary         Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE   The surviving joint owner.     Unless the surviving joint     Yes
ANNUITANT)                                                   owner elects to continue the
                                                             Contract rather than receive
                                                             the distribution.
---------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE       The beneficiary (ies), or if   Unless the                     Yes
ANNUITANT)                    none, to the surviving joint   beneficiary/surviving joint
                              owner.                         owner elects to continue the
                                                             Contract rather than receive
                                                             the lump sum distribution.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   Unless the beneficiary         Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                              If the Contract Owner is not   Contract rather than receive
                              living, then to the            the lump sum distribution.
                              surviving joint owner. If
                              none, then to the Contract
                              Owner's estate.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner                                            Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   Unless the beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


---------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and, for Non-qualified Contracts, the Annuitant's 75th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

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MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of
Connecticut each sponsor Separate Accounts: MetLife of CT Fund ABD for Variable Annuities ("Fund ABD ") and MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of

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the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax

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rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified

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Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401 OR 403(b), INCLUDING IRA
OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008 and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death,

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disability or as part of a series of payments for life or life expectancy.
Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our

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administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to- trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").


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Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA. Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


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If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


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TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are attached.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are attached. The following table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.081          3,620,006

  AIM V.I. Premier Equity Subaccount (Series I)
  (9/00).............................................  2006      0.696          0.731                 --
                                                       2005      0.668          0.696          5,434,277
                                                       2004      0.640          0.668          6,216,851
                                                       2003      0.519          0.640          6,961,089
                                                       2002      0.755          0.519          7,491,542
                                                       2001      0.875          0.755          7,280,717
                                                       2000      1.000          0.875          1,020,328

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      0.642          0.629                 --
                                                       2005      0.567          0.642         12,264,209
                                                       2004      0.531          0.567         14,267,431
                                                       2003      0.436          0.531         15,968,585
                                                       2002      0.640          0.436         18,860,012
                                                       2001      0.786          0.640         21,249,041
                                                       2000      1.000          0.786          8,906,509

Capital Appreciation Fund
  Capital Appreciation Fund (4/97)...................  2006      2.174          2.153                 --
                                                       2005      1.865          2.174         20,519,771
                                                       2004      1.583          1.865         23,444,034
                                                       2003      1.285          1.583         26,729,382
                                                       2002      1.739          1.285         30,628,302
                                                       2001      2.387          1.739         37,797,218
                                                       2000      3.098          2.387         37,804,248
                                                       1999      2.046          3.098         25,971,911
                                                       1998      1.283          2.046         10,561,314
                                                       1997      1.032          1.283            870,525

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/98).............................................  2006      1.507          1.970          2,486,413
                                                       2005      1.195          1.507          2,014,405
                                                       2004      0.970          1.195          1,952,627
                                                       2003      0.688          0.970          2,025,657
                                                       2002      0.789          0.688          2,659,825
                                                       2001      0.886          0.789          2,463,748
                                                       2000      1.313          0.886          2,477,705
                                                       1999      0.734          1.313            892,012
                                                       1998      1.000          0.734            223,688

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/98).............................................  2006      2.244          2.934                 --
                                                       2005      2.123          2.244          4,181,107
                                                       2004      1.639          2.123          4,852,394
                                                       2003      1.240          1.639          4,631,163
                                                       2002      1.203          1.240          4,187,869
                                                       2001      1.121          1.203          1,959,474
                                                       2000      0.866          1.121            732,010
                                                       1999      0.901          0.866            357,910
                                                       1998      1.000          0.901             96,983

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/98).....................................  2006      1.121          1.287          6,574,218
                                                       2005      1.089          1.121          7,798,581
                                                       2004      1.051          1.089          9,090,416
                                                       2003      0.880          1.051         10,276,258
                                                       2002      1.071          0.880         10,947,330
                                                       2001      1.198          1.071         11,107,345
                                                       2000      1.223          1.198         10,147,802
                                                       1999      1.112          1.223          7,840,789
                                                       1998      1.000          1.112          2,937,245

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/98).....................................  2006      1.298          1.328          9,802,317
                                                       2005      1.244          1.298         11,125,651
                                                       2004      1.133          1.244         12,500,426
                                                       2003      0.872          1.133         13,746,841
                                                       2002      1.094          0.872         13,477,877
                                                       2001      1.182          1.094         11,594,005
                                                       2000      1.058          1.182          6,798,006
                                                       1999      0.871          1.058          3,387,052
                                                       1998      1.000          0.871          1,435,805

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.066          1.102                 --
                                                       2005      1.004          1.066         10,647,659
                                                       2004      0.941          1.004         12,240,173
                                                       2003      0.839          0.941         14,072,516
                                                       2002      0.911          0.839         14,830,766
                                                       2001      0.972          0.911         13,475,207
                                                       2000      1.000          0.972          4,934,773

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2006      1.004          1.053          2,705,676
                                                       2005      0.907          1.004          3,155,118
                                                       2004      0.805          0.907          3,476,009
                                                       2003      0.647          0.805          3,630,574
                                                       2002      0.931          0.647          3,729,488
                                                       2001      1.135          0.931          4,102,883
                                                       2000      1.000          1.135          1,951,454

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2006      0.381          0.405          7,215,772
                                                       2005      0.346          0.381          7,921,106
                                                       2004      0.349          0.346         10,149,731
                                                       2003      0.242          0.349         10,039,692
                                                       2002      0.415          0.242         11,940,339
                                                       2001      0.672          0.415         10,706,223
                                                       2000      1.000          0.672          5,661,986

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2006      0.584          0.679          9,300,854
                                                       2005      0.561          0.584         10,682,752
                                                       2004      0.544          0.561         12,214,595
                                                       2003      0.446          0.544         13,388,686
                                                       2002      0.609          0.446         15,628,277
                                                       2001      0.798          0.609         16,824,804
                                                       2000      1.000          0.798          7,908,763

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2006      1.698          1.977          9,460,702
                                                       2005      1.655          1.698         10,354,574
                                                       2004      1.549          1.655         11,436,639
                                                       2003      1.130          1.549         11,935,706
                                                       2002      1.529          1.130         11,108,929
                                                       2001      1.522          1.529          5,065,288

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (6/98).......  2006      1.377          1.606         13,024,732
                                                       2005      1.311          1.377         15,084,411
                                                       2004      1.204          1.311         17,246,134
                                                       2003      0.923          1.204         18,513,035
                                                       2002      1.216          0.923         19,285,141
                                                       2001      1.287          1.216         15,853,833
                                                       2000      1.132          1.287          7,090,936
                                                       1999      1.029          1.132          3,905,967
                                                       1998      1.000          1.029          1,764,644

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/97).............  2006      1.466          1.660         12,793,336
                                                       2005      1.426          1.466         14,888,561
                                                       2004      1.329          1.426         15,961,895
                                                       2003      1.082          1.329         16,954,979
                                                       2002      1.330          1.082         16,582,644
                                                       2001      1.405          1.330         13,756,405
                                                       2000      1.431          1.405          9,922,836
                                                       1999      1.283          1.431          6,935,912
                                                       1998      1.092          1.283          3,710,315
                                                       1997      1.000          1.092            506,282

  LMPVPII Diversified Strategic Income Subaccount
  (6/97).............................................  2006      1.380          1.434          5,539,069
                                                       2005      1.364          1.380          6,960,623
                                                       2004      1.296          1.364          8,191,128
                                                       2003      1.176          1.296         10,456,243
                                                       2002      1.138          1.176         10,925,399
                                                       2001      1.118          1.138         12,784,586
                                                       2000      1.103          1.118         11,430,969
                                                       1999      1.100          1.103         10,783,437
                                                       1998      1.048          1.100          7,076,327
                                                       1997      1.000          1.048            733,829

  LMPVPII Equity Index Subaccount (Class II) (6/99)..  2006      0.914          1.038         12,059,361
                                                       2005      0.889          0.914         13,990,381
                                                       2004      0.818          0.889         15,621,864
                                                       2003      0.649          0.818         15,860,350
                                                       2002      0.848          0.649         15,365,066
                                                       2001      0.982          0.848         13,010,004
                                                       2000      1.098          0.982          4,272,617
                                                       1999      1.000          1.098            753,819

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (5/98)........  2006      1.488          1.714         20,470,716
                                                       2005      1.440          1.488         23,517,339
                                                       2004      1.350          1.440         25,754,075
                                                       2003      0.987          1.350         26,495,994
                                                       2002      1.272          0.987         27,230,503
                                                       2001      1.362          1.272         17,065,180
                                                       2000      1.146          1.362          4,380,339
                                                       1999      0.953          1.146          1,958,751
                                                       1998      1.000          0.953            708,254

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Aggressive Growth Subaccount (5/01).......  2006      0.994          1.066         27,151,602
                                                       2005      0.903          0.994         30,287,420
                                                       2004      0.833          0.903         32,536,441
                                                       2003      0.628          0.833         32,805,043
                                                       2002      0.945          0.628         31,569,639
                                                       2001      1.000          0.945         11,974,631

  LMPVPIII Large Cap Growth Subaccount (5/01)........  2006      1.006          1.038          3,679,357
                                                       2005      0.970          1.006          4,321,426
                                                       2004      0.980          0.970          4,478,365
                                                       2003      0.673          0.980          4,314,762
                                                       2002      0.908          0.673          2,968,586
                                                       2001      1.000          0.908          1,184,451

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      2.601          2.480          4,019,985

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.519          1.603          7,148,612

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.431          1.579          9,755,382

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      2.153          2.210         16,221,972

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.604          1.684          7,317,605

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.079          7,199,086

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      0.676          0.668          3,255,449

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.222          9,810,578

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.069          1.045         20,526,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.400          1.456         20,632,393

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.203          1.232         13,699,584

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.586          1.610         24,184,274

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.960          2.014         15,669,108

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2006      1.851          1.981         34,627,074

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.070          7,274,097

Money Market Portfolio
  Money Market Subaccount (7/97).....................  2006      1.192          1.203                 --
                                                       2005      1.175          1.192         14,781,794
                                                       2004      1.179          1.175         19,265,493
                                                       2003      1.187          1.179         26,060,260
                                                       2002      1.187          1.187         37,562,237
                                                       2001      1.160          1.187         40,133,062
                                                       2000      1.107          1.160         15,545,185
                                                       1999      1.070          1.107         16,750,270
                                                       1998      1.033          1.070          9,244,927
                                                       1997      1.000          1.033            345,682

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.226          1.255         14,816,298
                                                       2005      1.213          1.226         16,712,465
                                                       2004      1.173          1.213         18,497,713
                                                       2003      1.132          1.173         20,769,372
                                                       2002      1.053          1.132         20,028,983
                                                       2001      1.000          1.053          4,888,796

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2006      0.817          0.895            268,334
                                                       2005      0.773          0.817            272,443
                                                       2004      0.728          0.773            306,260
                                                       2003      0.560          0.728            310,382
                                                       2002      0.806          0.560            299,898
                                                       2001      1.000          0.806            269,501

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.118          1.408          2,750,005
                                                       2005      1.011          1.118          2,117,519
                                                       2004      0.882          1.011          2,056,976
                                                       2003      0.696          0.882          1,956,203
                                                       2002      0.857          0.696          3,980,191
                                                       2001      1.000          0.857          1,555,346

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (9/00).............................................  2006      0.634          0.676                 --
                                                       2005      0.591          0.634          3,429,858
                                                       2004      0.563          0.591          4,221,518
                                                       2003      0.442          0.563          4,537,981
                                                       2002      0.588          0.442          5,204,466
                                                       2001      0.783          0.588          5,177,186
                                                       2000      1.000          0.783            980,787

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.504          1.604                 --
                                                       2005      1.520          1.504          8,835,146
                                                       2004      1.450          1.520         10,337,381
                                                       2003      1.165          1.450         10,925,597
                                                       2002      1.270          1.165         11,385,903
                                                       2001      1.299          1.270          9,680,620
                                                       2000      1.170          1.299          3,349,925
                                                       1999      1.000          1.170          1,137,997
                                                       1998      1.000          1.000            458,699

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      2.380          2.601                 --
                                                       2005      2.146          2.380          4,699,533
                                                       2004      1.869          2.146          5,287,543
                                                       2003      1.417          1.869          5,505,923
                                                       2002      1.677          1.417          5,642,651
                                                       2001      1.773          1.677          5,089,354
                                                       2000      1.541          1.773          3,629,362
                                                       1999      1.377          1.541          2,663,507
                                                       1998      1.195          1.377          1,425,770
                                                       1997      1.000          1.195            120,880

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (5/97)..........  2006      1.864          1.960                 --
                                                       2005      1.810          1.864         19,336,704
                                                       2004      1.670          1.810         22,752,381
                                                       2003      1.291          1.670         24,652,637
                                                       2002      1.521          1.291         25,581,166
                                                       2001      1.652          1.521         27,130,603
                                                       2000      1.535          1.652         22,535,737
                                                       1999      1.484          1.535         19,892,863
                                                       1998      1.339          1.484         12,301,819
                                                       1997      1.026          1.339            639,656

  Travelers Federated High Yield Subaccount (5/97)...  2006      1.480          1.519                 --
                                                       2005      1.464          1.480          8,626,242
                                                       2004      1.345          1.464          9,967,219
                                                       2003      1.114          1.345         11,222,864
                                                       2002      1.089          1.114         10,745,854
                                                       2001      1.084          1.089         10,746,070
                                                       2000      1.196          1.084         10,245,417
                                                       1999      1.177          1.196         10,237,038
                                                       1998      1.140          1.177          7,715,310
                                                       1997      1.000          1.140            620,667

  Travelers Federated Stock Subaccount (5/97)........  2006      1.804          1.869                 --
                                                       2005      1.737          1.804          4,173,260
                                                       2004      1.593          1.737          5,117,199
                                                       2003      1.266          1.593          5,608,556
                                                       2002      1.592          1.266          5,995,963
                                                       2001      1.588          1.592          6,935,446
                                                       2000      1.552          1.588          7,399,547
                                                       1999      1.494          1.552          7,710,739
                                                       1998      1.285          1.494          4,599,587
                                                       1997      1.000          1.285            352,550

  Travelers Large Cap Subaccount (6/97)..............  2006      1.538          1.586                 --
                                                       2005      1.435          1.538         14,843,563
                                                       2004      1.366          1.435         17,524,614
                                                       2003      1.111          1.366         19,563,576
                                                       2002      1.459          1.111         21,047,983
                                                       2001      1.790          1.459         24,478,964
                                                       2000      2.123          1.790         22,306,844
                                                       1999      1.665          2.123         15,562,311
                                                       1998      1.245          1.665          6,662,550
                                                       1997      1.023          1.245            491,869

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.010          1.069                 --
                                                       2005      0.994          1.010         25,184,582
                                                       2004      0.883          0.994         14,951,676
                                                       2003      0.653          0.883         16,234,877
                                                       2002      1.295          0.653         17,198,804
                                                       2001      1.721          1.295         17,692,810
                                                       2000      1.595          1.721         10,884,619
                                                       1999      0.985          1.595          3,220,420
                                                       1998      1.000          0.985            696,846

  Travelers MFS(R) Total Return Subaccount (5/97)....  2006      1.792          1.851                 --
                                                       2005      1.765          1.792         34,709,362
                                                       2004      1.606          1.765         40,255,596
                                                       2003      1.397          1.606         42,355,172
                                                       2002      1.496          1.397         42,905,992
                                                       2001      1.517          1.496         38,437,801
                                                       2000      1.319          1.517         29,382,873
                                                       1999      1.303          1.319         27,173,225
                                                       1998      1.183          1.303         16,380,184
                                                       1997      1.000          1.183            962,287

  Travelers Mondrian International Stock Subaccount
  (5/97).............................................  2006      1.245          1.431                 --
                                                       2005      1.153          1.245         10,978,822
                                                       2004      1.010          1.153         11,645,822
                                                       2003      0.796          1.010         12,049,553
                                                       2002      0.928          0.796         13,668,745
                                                       2001      1.275          0.928         15,755,872
                                                       2000      1.460          1.275         14,943,761
                                                       1999      1.216          1.460         10,264,070
                                                       1998      1.095          1.216          6,533,760
                                                       1997      1.027          1.095            849,629

  Travelers Quality Bond Subaccount (5/97)...........  2006      1.412          1.400                 --
                                                       2005      1.409          1.412         23,917,150
                                                       2004      1.383          1.409         30,744,474
                                                       2003      1.311          1.383         36,575,985
                                                       2002      1.257          1.311         38,055,248
                                                       2001      1.190          1.257         30,037,629
                                                       2000      1.128          1.190         16,565,402
                                                       1999      1.131          1.128         13,396,194
                                                       1998      1.057          1.131          9,328,606
                                                       1997      1.001          1.057            378,758

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (6/97).......  2006      1.412          1.474                 --
                                                       2005      1.403          1.412         16,374,889
                                                       2004      1.291          1.403         19,972,191
                                                       2003      0.988          1.291         22,746,591
                                                       2002      1.508          0.988         25,280,072
                                                       2001      1.765          1.508         31,918,323
                                                       2000      2.189          1.765         32,922,575
                                                       1999      1.679          2.189         25,024,627
                                                       1998      1.319          1.679         13,211,206
                                                       1997      1.037          1.319          1,062,634

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2006      1.247          1.427          6,312,254
                                                       2005      1.215          1.247          7,096,647
                                                       2004      1.049          1.215          6,571,850
                                                       2003      0.814          1.049          6,680,549
                                                       2002      1.024          0.814          6,548,811
                                                       2001      1.069          1.024          3,476,351

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (12/00)........................................  2006      0.618          0.625          2,147,740
                                                       2005      0.582          0.618          2,411,253
                                                       2004      0.553          0.582          2,665,643
                                                       2003      0.441          0.553          3,182,408
                                                       2002      0.664          0.441          3,785,426
                                                       2001      0.986          0.664          2,180,793

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2006      1.172          1.288         14,274,032
                                                       2005      1.019          1.172         14,262,420
                                                       2004      0.897          1.019         10,841,489
                                                       2003      0.710          0.897         10,150,010
                                                       2002      0.796          0.710          9,701,628
                                                       2001      0.923          0.796          8,023,592
                                                       2000      1.000          0.923          3,113,370

  VIP Mid Cap Subaccount (Service Class 2) (12/00)...  2006      1.729          1.917          8,419,538
                                                       2005      1.486          1.729          8,136,691
                                                       2004      1.209          1.486          7,053,117
                                                       2003      0.887          1.209          6,373,888
                                                       2002      0.999          0.887          5,310,526
                                                       2001      1.050          0.999          1,727,443




* We are waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are attached. The following table provides the AUV information for the maximum Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2006      1.000          1.081          1,916,038

  AIM V.I. Premier Equity Subaccount (Series I)
  (10/00)............................................  2006      0.696          0.731                 --
                                                       2005      0.668          0.696          2,974,765
                                                       2004      0.640          0.668          3,612,300
                                                       2003      0.519          0.640          4,493,863
                                                       2002      0.755          0.519          4,949,369
                                                       2001      0.875          0.755          3,727,475
                                                       2000      1.000          0.875            391,818

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (5/00)...................................  2006      0.642          0.629                 --
                                                       2005      0.567          0.642          9,939,928
                                                       2004      0.531          0.567         12,239,636
                                                       2003      0.436          0.531         14,926,739
                                                       2002      0.640          0.436         17,729,828
                                                       2001      0.786          0.640         18,982,017
                                                       2000      1.000          0.786         13,647,974

Capital Appreciation Fund
  Capital Appreciation Fund (12/96)..................  2006      2.174          2.153                 --
                                                       2005      1.865          2.174         26,239,910
                                                       2004      1.583          1.865         30,543,833
                                                       2003      1.285          1.583         36,644,254
                                                       2002      1.739          1.285         42,634,828
                                                       2001      2.387          1.739         53,418,968
                                                       2000      3.098          2.387         61,812,417
                                                       1999      2.046          3.098         46,942,401
                                                       1998      1.283          2.046         23,010,432
                                                       1997      1.032          1.283          6,344,051

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/98).............................................  2006      1.507          1.970          2,883,940
                                                       2005      1.195          1.507          3,989,820
                                                       2004      0.970          1.195          4,140,741
                                                       2003      0.688          0.970          4,224,247
                                                       2002      0.789          0.688          4,787,661
                                                       2001      0.886          0.789          4,624,645
                                                       2000      1.313          0.886          4,854,365
                                                       1999      0.734          1.313          2,521,807
                                                       1998      1.000          0.734            780,839

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/98).............................................  2006      2.244          2.934                 --
                                                       2005      2.123          2.244          3,700,875
                                                       2004      1.639          2.123          4,313,846
                                                       2003      1.240          1.639          4,738,305
                                                       2002      1.203          1.240          4,376,831
                                                       2001      1.121          1.203          2,866,778
                                                       2000      0.866          1.121          2,273,183
                                                       1999      0.901          0.866          1,280,359
                                                       1998      1.000          0.901            632,612

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (4/98).....................................  2006      1.121          1.287          5,422,276
                                                       2005      1.089          1.121          6,601,579
                                                       2004      1.051          1.089          7,863,571
                                                       2003      0.880          1.051          9,516,917
                                                       2002      1.071          0.880         10,611,490
                                                       2001      1.198          1.071         11,636,949
                                                       2000      1.223          1.198         12,271,080
                                                       1999      1.112          1.223         10,488,399
                                                       1998      1.000          1.112          2,833,960

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/98).....................................  2006      1.298          1.328         11,789,369
                                                       2005      1.244          1.298         14,545,290
                                                       2004      1.133          1.244         16,707,910
                                                       2003      0.872          1.133         19,034,774
                                                       2002      1.094          0.872         19,868,161
                                                       2001      1.182          1.094         19,065,688
                                                       2000      1.058          1.182         13,636,390
                                                       1999      0.871          1.058          7,815,322
                                                       1998      1.000          0.871          3,051,249

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.066          1.102                 --
                                                       2005      1.004          1.066         12,042,861
                                                       2004      0.941          1.004         13,862,916
                                                       2003      0.839          0.941         15,303,712
                                                       2002      0.911          0.839         15,615,585
                                                       2001      0.972          0.911         12,635,819
                                                       2000      1.000          0.972          5,246,201

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2006      1.004          1.053          1,528,686
                                                       2005      0.907          1.004          1,704,134
                                                       2004      0.805          0.907          2,091,607
                                                       2003      0.647          0.805          2,239,125
                                                       2002      0.931          0.647          2,609,664
                                                       2001      1.135          0.931          3,200,999
                                                       2000      1.000          1.135          2,447,663

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2006      0.381          0.405          4,395,664
                                                       2005      0.346          0.381          5,033,907
                                                       2004      0.349          0.346          6,578,130
                                                       2003      0.242          0.349          7,245,233
                                                       2002      0.415          0.242          7,815,420
                                                       2001      0.672          0.415          9,044,726
                                                       2000      1.000          0.672          7,604,465

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2006      0.584          0.679         11,950,925
                                                       2005      0.561          0.584         13,400,923
                                                       2004      0.544          0.561         16,410,151
                                                       2003      0.446          0.544         19,761,719
                                                       2002      0.609          0.446         22,039,418
                                                       2001      0.798          0.609         22,841,930
                                                       2000      1.000          0.798         13,421,744

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/98).........  2006      1.698          1.977         10,269,420
                                                       2005      1.655          1.698         12,540,421
                                                       2004      1.549          1.655         14,334,230
                                                       2003      1.130          1.549         14,439,056
                                                       2002      1.529          1.130         14,322,306
                                                       2001      1.522          1.529         12,398,140

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (4/98).......  2006      1.377          1.606         11,310,649
                                                       2005      1.311          1.377         14,063,167
                                                       2004      1.204          1.311         16,356,631
                                                       2003      0.923          1.204         18,163,714
                                                       2002      1.216          0.923         19,758,109
                                                       2001      1.287          1.216         19,646,073
                                                       2000      1.132          1.287         12,889,045
                                                       1999      1.029          1.132          8,670,638
                                                       1998      1.000          1.029          3,232,444

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/97).............  2006      1.466          1.660         14,869,892
                                                       2005      1.426          1.466         18,677,562
                                                       2004      1.329          1.426         22,475,470
                                                       2003      1.082          1.329         24,491,554
                                                       2002      1.330          1.082         25,634,852
                                                       2001      1.405          1.330         26,819,131
                                                       2000      1.431          1.405         26,294,804
                                                       1999      1.283          1.431         24,225,208
                                                       1998      1.092          1.283         16,532,767
                                                       1997      1.000          1.092          5,241,524

  LMPVPII Diversified Strategic Income Subaccount
  (6/97).............................................  2006      1.380          1.434          9,257,545
                                                       2005      1.364          1.380         11,553,739
                                                       2004      1.296          1.364         14,607,172
                                                       2003      1.176          1.296         17,617,282
                                                       2002      1.138          1.176         20,082,394
                                                       2001      1.118          1.138         24,186,665
                                                       2000      1.103          1.118         24,931,049
                                                       1999      1.100          1.103         28,198,595
                                                       1998      1.048          1.100         24,838,532
                                                       1997      1.000          1.048          5,444,154

  LMPVPII Equity Index Subaccount (Class II) (5/99)..  2006      0.914          1.038         10,983,568
                                                       2005      0.889          0.914         12,831,498
                                                       2004      0.818          0.889         15,207,948
                                                       2003      0.649          0.818         17,162,302
                                                       2002      0.848          0.649         16,724,050
                                                       2001      0.982          0.848         16,104,947
                                                       2000      1.098          0.982         10,807,508
                                                       1999      1.000          1.098          3,460,443

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (5/98)........  2006      1.488          1.714         14,558,008
                                                       2005      1.440          1.488         17,545,007
                                                       2004      1.350          1.440         20,539,275
                                                       2003      0.987          1.350         21,769,927
                                                       2002      1.272          0.987         22,295,734
                                                       2001      1.362          1.272         18,253,433
                                                       2000      1.146          1.362          8,558,759
                                                       1999      0.953          1.146          4,963,010
                                                       1998      1.000          0.953          1,281,704

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Aggressive Growth Subaccount (5/01).......  2006      0.994          1.066         11,637,182
                                                       2005      0.903          0.994         13,541,443
                                                       2004      0.833          0.903         15,485,990
                                                       2003      0.628          0.833         16,612,602
                                                       2002      0.945          0.628         14,029,960
                                                       2001      1.000          0.945          6,698,010

  LMPVPIII Large Cap Growth Subaccount (5/01)........  2006      1.006          1.038          4,038,530
                                                       2005      0.970          1.006          4,746,576
                                                       2004      0.980          0.970          5,371,235
                                                       2003      0.673          0.980          5,913,451
                                                       2002      0.908          0.673          2,882,803
                                                       2001      1.000          0.908            928,528

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      2.601          2.480          4,574,044

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.519          1.603          8,707,327

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.431          1.579         15,316,114

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      2.153          2.210         21,260,353

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.604          1.684          7,261,473

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2006      1.001          1.079         11,316,802

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      0.676          0.668          2,250,203

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.222         13,183,586

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.069          1.045         21,925,713

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.400          1.456         16,208,285

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.203          1.232         19,072,650

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.586          1.610         31,641,936

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.960          2.014         18,174,254

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2006      1.851          1.981         40,939,825

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.070          5,714,894

Money Market Portfolio
  Money Market Subaccount (2/97).....................  2006      1.192          1.203                 --
                                                       2005      1.175          1.192         14,747,554
                                                       2004      1.179          1.175         17,581,926
                                                       2003      1.187          1.179         25,972,691
                                                       2002      1.187          1.187         50,704,937
                                                       2001      1.160          1.187         58,256,805
                                                       2000      1.107          1.160         34,878,359
                                                       1999      1.070          1.107         37,736,754
                                                       1998      1.033          1.070         16,762,447
                                                       1997      1.000          1.033          5,369,177

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2006      1.226          1.255         13,390,242
                                                       2005      1.213          1.226         16,153,210
                                                       2004      1.173          1.213         17,085,956
                                                       2003      1.132          1.173         20,011,288
                                                       2002      1.053          1.132         23,164,168
                                                       2001      1.000          1.053          5,336,214

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2006      0.817          0.895            186,353
                                                       2005      0.773          0.817            308,563
                                                       2004      0.728          0.773            376,752
                                                       2003      0.560          0.728            449,770
                                                       2002      0.806          0.560            392,679
                                                       2001      1.000          0.806            154,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2006      1.118          1.408          2,592,546
                                                       2005      1.011          1.118          1,945,112
                                                       2004      0.882          1.011          1,744,100
                                                       2003      0.696          0.882          2,150,730
                                                       2002      0.857          0.696          2,571,497
                                                       2001      1.000          0.857            999,717

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (10/00)............................................  2006      0.634          0.676                 --
                                                       2005      0.591          0.634          2,770,233
                                                       2004      0.563          0.591          2,955,522
                                                       2003      0.442          0.563          3,054,095
                                                       2002      0.588          0.442          2,972,707
                                                       2001      0.783          0.588          2,101,669
                                                       2000      1.000          0.783            755,807

  Travelers Convertible Securities Subaccount
  (5/98).............................................  2006      1.504          1.604                 --
                                                       2005      1.520          1.504          8,757,633
                                                       2004      1.450          1.520         10,573,736
                                                       2003      1.165          1.450         10,930,899
                                                       2002      1.270          1.165         12,056,558
                                                       2001      1.299          1.270         12,986,021
                                                       2000      1.170          1.299          7,553,759
                                                       1999      1.000          1.170          2,431,429
                                                       1998      1.000          1.000            414,907

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/97).............................................  2006      2.380          2.601                 --
                                                       2005      2.146          2.380          5,986,220
                                                       2004      1.869          2.146          7,389,340
                                                       2003      1.417          1.869          8,080,624
                                                       2002      1.677          1.417          8,864,245
                                                       2001      1.773          1.677          8,489,614
                                                       2000      1.541          1.773          8,454,275
                                                       1999      1.377          1.541          6,716,626
                                                       1998      1.195          1.377          5,142,990
                                                       1997      1.000          1.195          1,668,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Equity Income Subaccount (12/96).........  2006      1.864          1.960                 --
                                                       2005      1.810          1.864         23,418,224
                                                       2004      1.670          1.810         28,399,295
                                                       2003      1.291          1.670         31,475,807
                                                       2002      1.521          1.291         34,048,347
                                                       2001      1.652          1.521         37,812,927
                                                       2000      1.535          1.652         37,849,058
                                                       1999      1.484          1.535         35,687,217
                                                       1998      1.339          1.484         25,733,333
                                                       1997      1.026          1.339          6,719,150

  Travelers Federated High Yield Subaccount (1/97)...  2006      1.480          1.519                 --
                                                       2005      1.464          1.480         11,404,495
                                                       2004      1.345          1.464         14,387,685
                                                       2003      1.114          1.345         17,386,355
                                                       2002      1.089          1.114         17,457,622
                                                       2001      1.084          1.089         18,647,220
                                                       2000      1.196          1.084         19,736,049
                                                       1999      1.177          1.196         22,260,856
                                                       1998      1.140          1.177         18,811,555
                                                       1997      1.000          1.140          4,566,993

  Travelers Federated Stock Subaccount (1/97)........  2006      1.804          1.869                 --
                                                       2005      1.737          1.804          6,419,270
                                                       2004      1.593          1.737          8,023,109
                                                       2003      1.266          1.593          9,198,349
                                                       2002      1.592          1.266         10,775,970
                                                       2001      1.588          1.592         12,221,263
                                                       2000      1.552          1.588         13,157,332
                                                       1999      1.494          1.552         14,406,177
                                                       1998      1.285          1.494         11,892,034
                                                       1997      1.000          1.285          3,816,999

  Travelers Large Cap Subaccount (12/96).............  2006      1.538          1.586                 --
                                                       2005      1.435          1.538         16,715,712
                                                       2004      1.366          1.435         20,122,965
                                                       2003      1.111          1.366         23,324,386
                                                       2002      1.459          1.111         27,044,542
                                                       2001      1.790          1.459         31,933,410
                                                       2000      2.123          1.790         34,231,282
                                                       1999      1.665          2.123         28,051,763
                                                       1998      1.245          1.665         15,040,703
                                                       1997      1.023          1.245          4,815,858

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers MFS(R) Mid Cap Growth Subaccount (4/98)..  2006      1.010          1.069                 --
                                                       2005      0.994          1.010         27,403,205
                                                       2004      0.883          0.994         12,380,637
                                                       2003      0.653          0.883         14,200,226
                                                       2002      1.295          0.653         14,799,098
                                                       2001      1.721          1.295         16,854,809
                                                       2000      1.595          1.721         14,558,647
                                                       1999      0.985          1.595          4,760,902
                                                       1998      1.000          0.985            965,761

  Travelers MFS(R) Total Return Subaccount (1/97)....  2006      1.792          1.851                 --
                                                       2005      1.765          1.792         42,204,461
                                                       2004      1.606          1.765         47,789,684
                                                       2003      1.397          1.606         53,094,881
                                                       2002      1.496          1.397         56,799,647
                                                       2001      1.517          1.496         58,954,968
                                                       2000      1.319          1.517         53,326,538
                                                       1999      1.303          1.319         54,290,552
                                                       1998      1.183          1.303         42,017,841
                                                       1997      1.000          1.183          9,959,634

  Travelers Mondrian International Stock Subaccount
  (12/96)............................................  2006      1.245          1.431                 --
                                                       2005      1.153          1.245         17,891,801
                                                       2004      1.010          1.153         20,542,498
                                                       2003      0.796          1.010         22,629,357
                                                       2002      0.928          0.796         26,640,453
                                                       2001      1.275          0.928         31,145,128
                                                       2000      1.460          1.275         30,394,514
                                                       1999      1.216          1.460         25,226,349
                                                       1998      1.095          1.216         17,270,810
                                                       1997      1.027          1.095          5,694,288

  Travelers Quality Bond Subaccount (12/96)..........  2006      1.412          1.400                 --
                                                       2005      1.409          1.412         20,273,723
                                                       2004      1.383          1.409         23,570,906
                                                       2003      1.311          1.383         28,033,537
                                                       2002      1.257          1.311         32,768,047
                                                       2001      1.190          1.257         35,205,769
                                                       2000      1.128          1.190         26,960,877
                                                       1999      1.131          1.128         26,069,226
                                                       1998      1.057          1.131         15,435,236
                                                       1997      1.001          1.057          3,137,736

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (12/96)......  2006      1.412          1.474                 --
                                                       2005      1.403          1.412         24,707,241
                                                       2004      1.291          1.403         29,314,349
                                                       2003      0.988          1.291         34,083,675
                                                       2002      1.508          0.988         39,829,841
                                                       2001      1.765          1.508         49,964,273
                                                       2000      2.189          1.765         55,775,319
                                                       1999      1.679          2.189         47,167,905
                                                       1998      1.319          1.679         31,011,054
                                                       1997      1.037          1.319          8,259,362

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (12/00)............................................  2006      1.247          1.427         12,345,440
                                                       2005      1.215          1.247         13,425,577
                                                       2004      1.049          1.215         13,686,038
                                                       2003      0.814          1.049         13,579,574
                                                       2002      1.024          0.814         13,051,055
                                                       2001      1.069          1.024          8,766,086

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (12/00)........................................  2006      0.618          0.625          4,177,532
                                                       2005      0.582          0.618          4,942,343
                                                       2004      0.553          0.582          5,149,205
                                                       2003      0.441          0.553          5,527,661
                                                       2002      0.664          0.441          6,091,660
                                                       2001      0.986          0.664          4,736,674

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2006      1.172          1.288         15,492,664
                                                       2005      1.019          1.172         14,943,854
                                                       2004      0.897          1.019         13,917,723
                                                       2003      0.710          0.897         12,297,582
                                                       2002      0.796          0.710         10,767,860
                                                       2001      0.923          0.796          8,215,904
                                                       2000      1.000          0.923          3,718,600

  VIP Mid Cap Subaccount (Service Class 2) (1/01)....  2006      1.729          1.917          6,767,359
                                                       2005      1.486          1.729          7,176,700
                                                       2004      1.209          1.486          6,512,470
                                                       2003      0.887          1.209          5,739,048
                                                       2002      0.999          0.887          4,832,433
                                                       2001      1.000          0.999          1,308,941




* We are waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio                 BlackRock High Yield Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation Portfolio           Janus Forty Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio


UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Funds, and/or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio -- (Single share class)              Portfolio -- Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio -- (Single share class)        Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio -- (Single share class)       Growth Portfolio -- Class I
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio -- (Single share class)       Portfolio -- Class I


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I        Capital Guardian U.S. Equity
                                                    Portfolio -- Class A
CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Emerging Markets Portfolio                   MFS(R) Emerging Markets Equity
                                                    Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.


                                       D-1